UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

New Insights

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor New Insights Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,093.60	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41
Class T
Actual	$ 1,000.00	$ 1,091.90	$ 6.69
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.46
Class B
Actual	$ 1,000.00	$ 1,088.50	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.47	$ 9.39
Class C
Actual	$ 1,000.00	$ 1,089.40	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class
Actual	$ 1,000.00	$ 1,095.00	$ 4.16
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.29%
Class B	1.88%
Class C	1.81%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.5	4.4
Hewlett-Packard Co.	3.4	3.2
Apple, Inc.	2.6	1.8
Berkshire Hathaway, Inc. Class A	2.6	2.8
America Movil SAB de CV Series L sponsored ADR	2.6	1.9
Exxon Mobil Corp.	2.5	1.5
AT&T, Inc.	2.0	1.2
Genentech, Inc.	1.9	2.3
Procter & Gamble Co.	1.8	2.1
Schlumberger Ltd. (NY Shares)	1.7	1.2
	25.6
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.2	19.2
Financials	14.8	20.9
Health Care	11.3	10.2
Energy	10.4	7.0
Industrials	8.8	7.5
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 93.4%		Stocks 92.6%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	25.1%	** Foreign investments	24.2%

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.1%
Gentex Corp.	44,300	$ 872
Johnson Controls, Inc.	53,600	6,205
The Goodyear Tire & Rubber Co. (a)	73,500	2,555
		9,632
Automobiles - 0.5%
DaimlerChrysler AG	36,100	3,319
Toyota Motor Corp.	617,200	38,847
		42,166
Distributors - 0.1%
Li & Fung Ltd.	1,541,200	5,548
Hotels, Restaurants & Leisure - 1.3%
California Pizza Kitchen, Inc. (a)	228,150	4,901
Chipotle Mexican Grill, Inc.:
Class A (a)	192,000	16,374
Class B (a)	5,528	435
Marriott International, Inc. Class A	232,300	10,045
McDonald's Corp.	677,927	34,412
Panera Bread Co. Class A (a)(d)	54,464	2,509
PokerTek, Inc. (a)(d)	200,000	2,506
Red Robin Gourmet Burgers, Inc. (a)	19,000	767
Tim Hortons, Inc.	1,123,000	34,532
		106,481
Household Durables - 1.2%
Desarrolladora Homex Sab de CV sponsored ADR (a)	12,900	782
Fourlis Holdings SA	527,400	15,703
Gafisa SA ADR (a)(d)	158,700	4,951
Garmin Ltd.	594,200	43,953
Koninklijke Philips Electronics NV (NY Shares)	218,900	9,264
Mohawk Industries, Inc. (a)	16,700	1,683
Snap-On, Inc.	154,400	7,799
Sony Corp.	94,000	4,829
Sony Corp. sponsored ADR	10,600	545
TomTom Group BV (a)(d)	89,400	4,589
		94,098
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	71,200	4,871
Liberty Media Corp. New - Interactive Series A (a)	442,200	9,874
Priceline.com, Inc. (a)	99,000	6,805
		21,550
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.4%
Central European Media Enterprises Ltd. Class A (a)	9,000	$ 878
CKX, Inc. (a)	41,529	574
Comcast Corp. Class A (special) (non-vtg.)	447,500	12,512
EchoStar Communications Corp. Class A (a)	390,100	16,919
Focus Media Holding Ltd. ADR (a)(d)	211,500	10,681
Grupo Televisa SA de CV (CPO) sponsored ADR	139,400	3,849
McGraw-Hill Companies, Inc.	58,400	3,976
National CineMedia, Inc.	39,000	1,092
News Corp. Class B	682,400	15,654
Reuters Group PLC	13,900	173
The Walt Disney Co.	3,581,900	122,286
The Weinstein Co. III Holdings, LLC Class A-1 (a)(f)	2,267	2,267
Time Warner, Inc.	366,400	7,709
		198,570
Multiline Retail - 0.6%
Kohl's Corp. (a)	36,700	2,607
Marks & Spencer Group PLC	2,818,500	35,544
Saks, Inc.	66,200	1,413
Target Corp.	128,900	8,198
		47,762
Specialty Retail - 1.0%
American Eagle Outfitters, Inc.	357,500	9,173
Gamestop Corp. Class A (a)	453,400	17,728
Hennes & Mauritz AB (H&M) (B Shares)	33,150	1,970
Inditex SA	65,700	3,892
J. Crew Group, Inc.	503,600	27,240
Payless ShoeSource, Inc. (a)	25,000	789
Sports Direct International PLC	229,500	836
TJX Companies, Inc.	630,100	17,328
Tween Brands, Inc. (a)	18,800	838
Zumiez, Inc. (a)	91,100	3,442
		83,236
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	61,000	842
Coach, Inc. (a)	273,600	12,966
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	316,300	$ 18,437
Polo Ralph Lauren Corp. Class A	25,100	2,463
		34,708
TOTAL CONSUMER DISCRETIONARY		643,751
CONSUMER STAPLES - 6.3%
Beverages - 2.5%
Boston Beer Co., Inc. Class A (a)	43,700	1,720
C&C Group PLC	55,700	752
Diageo PLC sponsored ADR	277,500	23,119
InBev SA	20,000	1,592
PepsiCo, Inc.	1,397,600	90,634
The Coca-Cola Co.	1,600,900	83,743
		201,560
Food & Staples Retailing - 0.4%
Kroger Co.	21,700	610
SUPERVALU, Inc.	17,500	811
Susser Holdings Corp.	181,862	2,948
Tesco PLC	3,214,200	27,321
Walgreen Co.	64,200	2,795
		34,485
Food Products - 0.9%
Groupe Danone	394,800	32,070
Kellogg Co.	150,800	7,810
Marine Harvest ASA (a)	4,218,000	4,592
Nestle SA (Reg.)	46,218	17,683
TreeHouse Foods, Inc. (a)	432,993	11,522
		73,677
Household Products - 2.3%
Colgate-Palmolive Co.	694,100	45,012
Procter & Gamble Co.	2,358,867	144,339
		189,351
Personal Products - 0.2%
Bare Escentuals, Inc.	245,983	8,400
Estee Lauder Companies, Inc. Class A	113,800	5,179
		13,579
TOTAL CONSUMER STAPLES		512,652
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.4%
Energy Equipment & Services - 2.3%
FMC Technologies, Inc. (a)	65,000	$ 5,149
National Oilwell Varco, Inc. (a)	89,400	9,319
Schlumberger Ltd. (NY Shares)	1,579,100	134,129
Smith International, Inc.	613,344	35,966
		184,563
Oil, Gas & Consumable Fuels - 8.1%
Addax Petroleum, Inc.	56,800	2,124
Apache Corp.	84,800	6,919
BG Group PLC sponsored ADR	80,400	6,576
Cameco Corp.	158,100	8,014
Canadian Natural Resources Ltd.	186,500	12,392
Canadian Oil Sands Trust unit	470,500	14,549
Chesapeake Energy Corp.	340,600	11,785
China Shenhua Energy Co. Ltd. (H Shares)	1,215,000	4,242
EnCana Corp.	1,686,400	103,725
EOG Resources, Inc.	346,900	25,345
Exxon Mobil Corp.	2,427,802	203,644
Murphy Oil Corp.	258,100	15,341
Newfield Exploration Co. (a)	17,000	774
Noble Energy, Inc.	675,300	42,132
Petroleo Brasileiro SA Petrobras sponsored ADR	246,500	29,893
Petroplus Holdings AG	431,783	44,465
Plains Exploration & Production Co. (a)	31,000	1,482
Range Resources Corp.	52,200	1,953
Suncor Energy, Inc.	123,000	11,080
Talisman Energy, Inc.	110,800	2,143
Tesoro Corp.	126,200	7,212
Valero Energy Corp.	1,022,834	75,547
W&T Offshore, Inc.	120,800	3,381
XTO Energy, Inc.	406,100	24,407
		659,125
TOTAL ENERGY		843,688
FINANCIALS - 14.8%
Capital Markets - 1.2%
Charles Schwab Corp.	1,228,400	25,207
Franklin Resources, Inc.	102,300	13,552
Goldman Sachs Group, Inc.	174,800	37,888
Mellon Financial Corp.	260,500	11,462
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
SEI Investments Co.	259,800	$ 7,545
State Street Corp.	32,500	2,223
		97,877
Commercial Banks - 1.9%
Allied Irish Banks PLC	199,100	5,471
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	75,100	3,337
Bank of Ireland	372,206	7,551
Center Financial Corp., California	50,000	846
Compass Bancshares, Inc.	78,400	5,408
HDFC Bank Ltd. sponsored ADR (d)	16,500	1,390
M&T Bank Corp.	184,200	19,691
National Australia Bank Ltd.	228,000	7,931
Standard Chartered PLC (United Kingdom)	199,300	6,523
Toronto-Dominion Bank	84,800	5,800
Uniao de Bancos Brasileiros SA (Unibanco) GDR	22,600	2,551
Wells Fargo & Co.	2,577,200	90,640
		157,139
Consumer Finance - 0.8%
American Express Co.	1,119,000	68,460
Diversified Financial Services - 2.1%
Bank of America Corp.	671,700	32,839
CBOT Holdings, Inc. Class A (a)	53,900	11,136
Chicago Mercantile Exchange Holdings, Inc. Class A	7,385	3,946
Citigroup, Inc.	1,464,800	75,130
JPMorgan Chase & Co.	852,700	41,313
Symmetry Holdings, Inc. unit	225,000	1,969
		166,333
Insurance - 8.7%
Admiral Group PLC	893,400	15,949
Allstate Corp.	803,400	49,417
American International Group, Inc.	1,005,800	70,436
Assurant, Inc.	372,100	21,924
Axis Capital Holdings Ltd.	321,900	13,085
Berkshire Hathaway, Inc. Class A (a)	1,936	211,944
Everest Re Group Ltd.	64,465	7,003
Lincoln National Corp.	365,781	25,952
Loews Corp.	755,800	38,531
Markel Corp. (a)	12,400	6,009
MetLife, Inc.	1,361,600	87,796
MetLife, Inc. unit	406,600	13,158
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
ProAssurance Corp. (a)	5,000	$ 278
Prudential Financial, Inc.	685,700	66,671
The Chubb Corp.	1,085,100	58,747
The Travelers Companies, Inc.	66,800	3,574
Torchmark Corp.	11,900	797
W.R. Berkley Corp.	192,761	6,272
White Mountains Insurance Group Ltd.	7,394	4,481
Willis Group Holdings Ltd.	90,200	3,974
Zenith National Insurance Corp.	61,500	2,896
		708,894
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	108,400	3,957
TOTAL FINANCIALS		1,202,660
HEALTH CARE - 11.1%
Biotechnology - 3.9%
Actelion Ltd. (Reg.) (a)	113,925	5,097
Arena Pharmaceuticals, Inc. (a)	316,200	3,475
Celgene Corp. (a)	523,600	30,018
Cephalon, Inc. (a)	19,900	1,600
Cougar Biotechnology, Inc. (a)(f)	622,500	14,691
Genentech, Inc. (a)	2,018,100	152,689
Genmab AS (a)	83,200	5,349
Gilead Sciences, Inc. (a)	1,838,200	71,267
GTx, Inc. (a)	124,009	2,008
Human Genome Sciences, Inc. (a)	59,800	533
MannKind Corp. (a)(d)	478,506	5,900
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	138
Medarex, Inc. (a)	867,900	12,402
Omrix Biopharmaceuticals, Inc.	46,300	1,457
OREXIGEN Therapeutics, Inc.	15,295	230
Seattle Genetics, Inc. (a)	94,500	927
Tanox, Inc. (a)	70,300	1,365
Targacept, Inc.	841,800	7,702
		316,848
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	81,500	10,995
Align Technology, Inc. (a)	7,100	172
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	163,100	$ 12,151
C.R. Bard, Inc.	219,799	18,162
DENTSPLY International, Inc.	519,500	19,876
Gen-Probe, Inc. (a)	21,500	1,299
Hillenbrand Industries, Inc.	12,200	793
Hologic, Inc. (a)	20,200	1,117
Intuitive Surgical, Inc. (a)	54,100	7,507
Inverness Medical Innovations, Inc. (a)	37,500	1,914
IRIS International, Inc. (a)	445,400	7,501
Kyphon, Inc. (a)	217,100	10,453
Mentor Corp.	46,000	1,871
Mindray Medical International Ltd. sponsored ADR	55,700	1,701
Nobel Biocare Holding AG (Switzerland)	21,154	6,935
Northstar Neuroscience, Inc.	120,000	1,396
NuVasive, Inc. (a)	120,500	3,255
Sirona Dental Systems, Inc. (d)	52,400	1,982
Smith & Nephew PLC	125,200	1,553
St. Jude Medical, Inc. (a)	10,300	427
Stryker Corp.	179,900	11,350
TomoTherapy, Inc.	76,000	1,666
Zimmer Holdings, Inc. (a)	18,000	1,528
		125,604
Health Care Providers & Services - 0.3%
Emeritus Corp. (a)	102,200	3,166
Henry Schein, Inc. (a)	29,700	1,587
HMS Holdings Corp. (a)	500,000	9,570
Humana, Inc. (a)	17,957	1,094
Medco Health Solutions, Inc. (a)	27,700	2,160
Nighthawk Radiology Holdings, Inc. (a)(d)	251,692	4,543
UnitedHealth Group, Inc.	12,500	639
VCA Antech, Inc. (a)	63,600	2,397
		25,156
Health Care Technology - 0.2%
Cerner Corp. (a)	58,700	3,256
Health Corp. (a)	512,200	7,176
IMS Health, Inc.	77,200	2,480
Vital Images, Inc. (a)	29,300	796
		13,708
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Dionex Corp. (a)	17,500	$ 1,242
Medivation, Inc. (a)	42,285	864
Millipore Corp. (a)	46,400	3,484
PRA International (a)	160,000	4,048
QIAGEN NV (a)	94,900	1,688
Techne Corp. (a)	68,400	3,913
Thermo Fisher Scientific, Inc. (a)	30,800	1,593
Waters Corp. (a)	215,700	12,804
		29,636
Pharmaceuticals - 4.8%
Abbott Laboratories	606,100	32,457
Allergan, Inc.	28,300	1,631
BioMimetic Therapeutics, Inc.	69,000	1,078
Bristol-Myers Squibb Co.	567,700	17,917
Johnson & Johnson	438,100	26,996
Merck & Co., Inc.	1,868,700	93,061
Novo Nordisk AS Series B	52,500	5,729
Pfizer, Inc.	1,768,700	45,226
Roche Holding AG (participation certificate)	619,234	110,162
Schering-Plough Corp.	1,427,700	43,459
Shire PLC	199,900	4,940
Sirtris Pharmaceuticals, Inc.	96,400	951
Xenoport, Inc. (a)	44,700	1,986
		385,593
TOTAL HEALTH CARE		896,545
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.4%
General Dynamics Corp.	59,600	4,662
Heico Corp. Class A	585,000	20,563
Lockheed Martin Corp.	446,700	42,048
Precision Castparts Corp.	52,700	6,396
Spirit AeroSystems Holdings, Inc. Class A	236,100	8,511
The Boeing Co.	308,400	29,656
United Technologies Corp.	58,200	4,128
		115,964
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	950,372	$ 49,914
Expeditors International of Washington, Inc.	14,100	582
		50,496
Airlines - 0.3%
Republic Airways Holdings, Inc. (a)	82,100	1,671
Ryanair Holdings PLC sponsored ADR (a)	498,026	18,800
		20,471
Building Products - 0.1%
American Standard Companies, Inc.	74,100	4,370
Commercial Services & Supplies - 0.3%
Advisory Board Co. (a)	16,400	911
Covanta Holding Corp. (a)	50,300	1,240
Equifax, Inc.	94,100	4,180
Fuel Tech, Inc. (a)	46,200	1,582
IHS, Inc. Class A (a)	18,500	851
Interface, Inc. Class A	93,100	1,756
Kenexa Corp. (a)	82,570	3,114
Seek Ltd.	1,000,000	6,258
Stericycle, Inc. (a)	56,000	2,490
Taleo Corp. Class A (a)	122,077	2,750
		25,132
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	732,800	42,143
Electrical Equipment - 2.4%
ABB Ltd. sponsored ADR	431,200	9,745
Cooper Industries Ltd. Class A	1,432,300	81,770
First Solar, Inc.	20,600	1,839
GrafTech International Ltd. (a)	500,000	8,420
JA Solar Holdings Co. Ltd. ADR (d)	28,100	948
Prysmian SpA	117,800	2,863
Q-Cells AG (d)	378,200	32,856
Renewable Energy Corp. AS	844,300	32,929
SolarWorld AG (d)	447,200	20,699
		192,069
Industrial Conglomerates - 0.2%
3M Co.	18,900	1,640
General Electric Co.	188,000	7,197
Hutchison Whampoa Ltd.	674,000	6,693
		15,530
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.3%
Bucyrus International, Inc. Class A	60,000	$ 4,247
Cummins, Inc.	127,300	12,884
Danaher Corp.	904,577	68,296
Deere & Co.	34,200	4,129
Dover Corp.	31,400	1,606
IDEX Corp.	410,100	15,805
ITT Corp.	48,100	3,284
Kennametal, Inc.	10,100	829
PACCAR, Inc.	700,849	61,002
Pall Corp.	295,600	13,595
		185,677
Marine - 0.0%
American Commercial Lines, Inc. (a)(d)	104,700	2,727
Kuehne & Nagel International AG	9,013	832
		3,559
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	130,700	11,128
Canadian National Railway Co.	533,400	27,139
Hertz Global Holdings, Inc.	82,100	2,181
Knight Transportation, Inc.	50,900	986
Union Pacific Corp.	42,400	4,882
		46,316
Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd.	461,000	9,189
TOTAL INDUSTRIALS		710,916
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 2.8%
Balda AG	704,000	10,109
Cisco Systems, Inc. (a)	1,944,600	54,157
Corning, Inc. (a)	33,100	846
F5 Networks, Inc. (a)	92,200	7,431
Juniper Networks, Inc. (a)	49,900	1,256
Nice Systems Ltd. sponsored ADR	551,000	19,142
Nokia Corp. sponsored ADR	1,267,200	35,621
Polycom, Inc. (a)	78,200	2,628
QUALCOMM, Inc.	470,500	20,415
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	331,400	$ 66,277
Riverbed Technology, Inc.	122,200	5,355
		223,237
Computers & Peripherals - 7.1%
Apple, Inc. (a)	1,737,300	212,020
Dell, Inc. (a)	1,403,300	40,064
Diebold, Inc.	38,500	2,010
EMC Corp. (a)	594,200	10,755
Hewlett-Packard Co.	6,210,100	277,095
NCR Corp. (a)	236,900	12,447
Network Appliance, Inc. (a)	450,760	13,162
Sun Microsystems, Inc. (a)	1,380,900	7,264
		574,817
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	106,100	4,078
Amphenol Corp. Class A	668,140	23,819
FLIR Systems, Inc. (a)	299,500	13,852
Hon Hai Precision Industry Co. Ltd. (Foxconn)	378,724	3,285
Mettler-Toledo International, Inc. (a)	83,500	7,975
Sunpower Corp. Class A (a)	13,400	845
Trimble Navigation Ltd. (a)	182,800	5,886
		59,740
Internet Software & Services - 5.2%
Akamai Technologies, Inc. (a)	704,100	34,247
Baidu.com, Inc. sponsored ADR (a)(d)	53,500	8,987
Blinkx PLC	259,200	226
Google, Inc. Class A (sub. vtg.) (a)	690,894	361,607
NHN Corp.	14,486	2,642
ValueClick, Inc. (a)	52,100	1,535
VistaPrint Ltd. (a)	289,100	11,058
		420,302
IT Services - 1.8%
Accenture Ltd. Class A	715,900	30,705
Alliance Data Systems Corp. (a)	135,400	10,464
Cognizant Technology Solutions Corp. Class A (a)	124,422	9,343
ExlService Holdings, Inc.	40,100	751
Fidelity National Information Services, Inc.	53,600	2,909
Fiserv, Inc. (a)	14,300	812
Infosys Technologies Ltd. sponsored ADR	106,200	5,350
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mastercard, Inc. Class A	232,700	$ 38,598
Paychex, Inc.	266,700	10,433
SRA International, Inc. Class A (a)	201,561	5,091
The Western Union Co.	744,800	15,514
VeriFone Holdings, Inc. (a)(d)	560,200	19,747
		149,717
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	16,100	624
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	138,100	3,056
Analog Devices, Inc.	80,300	3,022
Applied Materials, Inc.	534,100	10,613
ASML Holding NV (NY Shares) (a)	202,000	5,545
Cavium Networks, Inc.	53,500	1,210
FEI Co. (a)	84,613	2,747
Lam Research Corp. (a)	279,400	14,361
Linear Technology Corp.	264,300	9,562
Marvell Technology Group Ltd. (a)	1,464,500	26,669
MediaTek, Inc.	55,000	860
Microchip Technology, Inc.	41,500	1,537
NVIDIA Corp. (a)	67,600	2,793
O2Micro International Ltd. sponsored ADR (a)	3,000	33
ON Semiconductor Corp. (a)	488,000	5,231
Richtek Technology Corp.	70,000	1,112
Samsung Electronics Co. Ltd.	26,984	16,532
Silicon Motion Technology Corp. sponsored ADR (a)	168,600	4,186
Tessera Technologies, Inc. (a)	55,500	2,251
Texas Instruments, Inc.	48,200	1,814
Xilinx, Inc.	55,400	1,483
		114,617
Software - 2.2%
Activision, Inc. (a)	223,400	4,171
Adobe Systems, Inc. (a)	826,406	33,180
Autonomy Corp. PLC (a)	259,200	3,748
BMC Software, Inc. (a)	333,700	10,111
Cadence Design Systems, Inc. (a)	142,600	3,131
CommVault Systems, Inc.	263,468	4,550
Electronic Arts, Inc. (a)	58,400	2,763
McAfee, Inc. (a)	319,900	11,260
Nintendo Co. Ltd.	50,500	18,523
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)(d)	905,000	$ 15,141
Opsware, Inc. (a)(d)	698,787	6,645
Oracle Corp. (a)	1,480,050	29,172
Salesforce.com, Inc. (a)	222,100	9,519
The9 Ltd. sponsored ADR (a)(d)	134,800	6,236
THQ, Inc. (a)	194,100	5,924
Ubisoft Entertainment SA (a)	162,800	8,626
Ultimate Software Group, Inc. (a)	51,943	1,503
Utimaco Safeware AG	350,000	5,542
		179,745
TOTAL INFORMATION TECHNOLOGY		1,722,799
MATERIALS - 5.9%
Chemicals - 2.2%
Airgas, Inc.	18,100	867
Bayer AG	539,000	40,587
Celanese Corp. Class A	24,600	954
Ecolab, Inc.	620,700	26,504
Monsanto Co.	475,300	32,102
Nalco Holding Co.	296,300	8,133
Potash Corp. of Saskatchewan, Inc.	71,300	5,559
Praxair, Inc.	571,000	41,106
Rohm & Haas Co.	40,300	2,204
The Mosaic Co. (a)	129,500	5,053
Zoltek Companies, Inc. (a)	339,000	14,079
		177,148
Metals & Mining - 3.6%
Agnico-Eagle Mines Ltd.	112,200	4,078
Allegheny Technologies, Inc.	43,200	4,531
Anglo American PLC ADR	1,406,100	41,255
Anglo Platinum Ltd.	9,300	1,532
Aquarius Platinum Ltd. (Australia)	598,000	18,214
Arcelor Mittal	184,000	11,482
BHP Billiton Ltd. sponsored ADR (d)	622,800	37,212
Companhia Vale do Rio Doce sponsored ADR	90,300	4,023
Compania de Minas Buenaventura SA sponsored ADR	137,900	5,166
Eldorado Gold Corp. (a)	608,400	3,564
First Quantum Minerals Ltd.	29,100	2,483
Freeport-McMoRan Copper & Gold, Inc. Class B	364,400	30,180
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc. (d)	1,477,901	$ 35,087
Impala Platinum Holdings Ltd.	33,600	1,027
Ivanhoe Mines Ltd. (a)	1,348,600	19,117
Kinross Gold Corp. (a)	458,376	5,331
Lihir Gold Ltd. (a)	5,211,467	13,257
Newmont Mining Corp.	120,400	4,703
Nucor Corp.	221,400	12,985
POSCO sponsored ADR	126,900	15,228
Rio Tinto PLC (Reg.)	193,200	14,786
Steel Dynamics, Inc.	89,500	3,751
Teck Cominco Ltd. Class B (sub. vtg.)	66,800	2,834
United States Steel Corp.	55,800	6,068
		297,894
Paper & Forest Products - 0.1%
Nine Dragons Paper (Holdings) Ltd.	2,491,000	5,804
TOTAL MATERIALS		480,846
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	3,796,032	157,535
Cbeyond, Inc. (a)	87,564	3,372
Hellenic Telecommunication Organization SA (OTE)	24,800	769
Iliad Group SA	29,700	3,015
Qwest Communications International, Inc. (a)	1,357,800	13,171
Telenor ASA sponsored ADR	134,900	7,959
		185,821
Wireless Telecommunication Services - 4.0%
America Movil SAB de CV Series L sponsored ADR	3,378,300	209,218
American Tower Corp. Class A (a)	106,527	4,474
Bharti Airtel Ltd. (a)	409,466	8,497
Cellcom Israel Ltd.	35,000	926
China Mobile (Hong Kong) Ltd. sponsored ADR	117,800	6,349
Clearwire Corp. (d)	143,800	3,513
Leap Wireless International, Inc. (a)	73,100	6,177
MetroPCS Communications, Inc.	117,700	3,889
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	902,647	$ 72,880
Rogers Communications, Inc. Class B (non-vtg.)	137,000	5,841
		321,764
TOTAL TELECOMMUNICATION SERVICES		507,585
UTILITIES - 0.7%
Electric Utilities - 0.3%
Allegheny Energy, Inc. (a)	16,400	849
E.ON AG sponsored ADR	178,900	9,954
Entergy Corp.	38,400	4,122
Exelon Corp.	62,000	4,501
FirstEnergy Corp.	69,800	4,518
		23,944
Gas Utilities - 0.1%
Energen Corp.	39,600	2,176
Questar Corp.	15,100	798
Southern Union Co.	180,275	5,875
		8,849
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	274,086	5,997
Constellation Energy Group, Inc.	28,200	2,458
International Power PLC	650,100	5,607
NRG Energy, Inc. (a)	9,600	399
		14,461
Multi-Utilities - 0.1%
Sempra Energy	54,000	3,198
Veolia Environnement	30,100	2,364
YTL Corp. BHD	1,621,900	3,876
		9,438
TOTAL UTILITIES		56,692
TOTAL COMMON STOCKS (Cost $5,799,145)		7,578,134
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Light Sciences Oncology, Inc. Series B (a)(f)	1,792,115	$ 15,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,000)		15,000
Convertible Bonds - 0.0%
	Principal Amount (000s)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (e)	$ 470	471
1.25% 2/1/14 (e)	390	389
		860
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. 1.25% 2/15/27	860	1,083
TOTAL CONVERTIBLE BONDS (Cost $1,720)		1,943
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	473,890,472	473,890
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	128,751,372	128,751
TOTAL MONEY MARKET FUNDS (Cost $602,641)		602,641
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,418,506)		8,197,718
NET OTHER ASSETS - (1.0)%		(83,972)
NET ASSETS - 100%		$ 8,113,746
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $860,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,096,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cougar Biotechnology, Inc.	5/3/07	$ 12,450
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12,873
Fidelity Securities Lending Cash Central Fund	1,008
Total	$ 13,881
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double-Take Software, Inc.	$ -	$ 21,535	$ 19,955	$ -	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.9%
Canada	4.0%
Mexico	2.6%
Switzerland	2.6%
United Kingdom	2.5%
Bermuda	2.4%
Netherlands Antilles	1.7%
Germany	1.5%
Others (individually less than 1%)	7.8%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $98,900,000 all of which will expire on December 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $125,021) - See accompanying schedule: Unaffiliated issuers (cost $5,815,865)	$ 7,595,077
Fidelity Central Funds (cost $602,641)	602,641
Total Investments (cost $6,418,506)		$ 8,197,718
Cash		700
Receivable for investments sold		60,549
Receivable for fund shares sold		6,288
Dividends receivable		6,592
Interest receivable		8
Distributions receivable from Fidelity Central Funds		2,120
Prepaid expenses		16
Other receivables		74
Total assets		8,274,065

Liabilities
Payable for investments purchased	$ 13,339
Payable for fund shares redeemed	8,912
Accrued management fee	3,785
Distribution fees payable	3,135
Other affiliated payables	1,520
Other payables and accrued expenses	877
Collateral on securities loaned, at value	128,751
Total liabilities		160,319

Net Assets		$ 8,113,746
Net Assets consist of:
Paid in capital		$ 6,285,589
Undistributed net investment income		4,667
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,481
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,779,009
Net Assets		$ 8,113,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,002,596 ÷ 99,695 shares)	$ 20.09

Maximum offering price per share (100/94.25 of $20.09)	$ 21.32
Class T: Net Asset Value and redemption price per share ($2,235,363 ÷ 111,927 shares)	$ 19.97

Maximum offering price per share (100/96.50 of $19.97)	$ 20.69
Class B: Net Asset Value and offering price per share ($457,715 ÷ 23,398 shares)A	$ 19.56

Class C: Net Asset Value and offering price per share ($1,667,312 ÷ 85,034 shares)A	$ 19.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,750,760 ÷ 86,350 shares)	$ 20.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 40,714
Interest		14
Income from Fidelity Central Funds		13,881
Total income		54,609

Expenses
Management fee	$ 21,957
Transfer agent fees	8,372
Distribution fees	18,336
Accounting and security lending fees	616
Custodian fees and expenses	254
Independent trustees' compensation	12
Registration fees	(63)
Audit	51
Legal	20
Miscellaneous	589
Total expenses before reductions	50,144
Expense reductions	(202)	49,942
Net investment income (loss)		4,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	160,323
Other affiliated issuers	(1,580)
Foreign currency transactions	(83)
Total net realized gain (loss)		158,660
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $186)	528,148
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		528,146
Net gain (loss)		686,806
Net increase (decrease) in net assets resulting from operations		$ 691,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,667	$ 9,962
Net realized gain (loss)	158,660	(97,322)
Change in net unrealized appreciation (depreciation)	528,146	700,051
Net increase (decrease) in net assets resulting from operations	691,473	612,691
Distributions to shareholders from net investment income	-	(10,473)
Distributions to shareholders from net realized gain	-	(24,707)
Total distributions	-	(35,180)
Share transactions - net increase (decrease)	(153,947)	2,743,651
Total increase (decrease) in net assets	537,526	3,321,162

Net Assets
Beginning of period	7,576,220	4,255,058
End of period (including undistributed net investment income of $4,667 and accumulated net investment loss of $0, respectively)	$ 8,113,746	$ 7,576,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.37	$ 16.65	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.02	(.03)	(.04)
Net realized and unrealized gain (loss)	1.69	1.78	2.64	2.24	1.87
Total from investment operations	1.72	1.84	2.66	2.21	1.83
Distributions from net investment income	-	(.03)	-	(.01)	(.03)
Distributions from net realized gain	-	(.08)	-	-	(.01)
Total distributions	-	(.12) J	-	(.01)	(.04)
Net asset value, end of period	$ 20.09	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Total Return B, C, D	9.36%	11.06%	19.01%	18.76%	18.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.12%	1.17%	1.22%	1.39% A
Expenses net of fee waivers, if any	1.08% A	1.12%	1.17%	1.22%	1.39% A
Expenses net of all reductions	1.07% A	1.11%	1.13%	1.17%	1.28% A
Net investment income (loss)	.32% A	.37%	.13%	(.26)%	(.81)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,003	$ 1,823	$ 1,019	$ 230	$ 37
Portfolio turnover rate G	69% A	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.29	$ 16.57	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.03	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	1.67	1.77	2.62	2.25	1.86
Total from investment operations	1.68	1.80	2.61	2.19	1.81
Distributions from net investment income	-	-	-	(.01)	(.02)
Distributions from net realized gain	-	(.08)	-	-	(.01)
Total distributions	-	(.08) J	-	(.01)	(.03)
Net asset value, end of period	$ 19.97	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Total Return B, C, D	9.19%	10.90%	18.70%	18.60%	18.08%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.32%	1.38%	1.43%	1.62% A
Expenses net of fee waivers, if any	1.29% A	1.32%	1.38%	1.43%	1.62% A
Expenses net of all reductions	1.29% A	1.31%	1.34%	1.39%	1.51% A
Net investment income (loss)	.10% A	.17%	(.08)%	(.48)%	(1.04)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,235	$ 2,165	$ 1,393	$ 325	$ 62
Portfolio turnover rate G	69% A	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 16.35	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	1.64	1.74	2.60	2.23	1.85
Total from investment operations	1.59	1.67	2.50	2.10	1.78
Distributions from net investment income	-	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.05)	-	-	(.01)
Total distributions	-	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 19.56	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Total Return B, C, D	8.85%	10.23%	18.05%	17.87%	17.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.93%	1.98%	2.02%	2.19% A
Expenses net of fee waivers, if any	1.88% A	1.93%	1.98%	2.02%	2.19% A
Expenses net of all reductions	1.88% A	1.92%	1.94%	1.97%	2.08% A
Net investment income (loss)	(.48)% A	(.44)%	(.68)%	(1.06)%	(1.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 458	$ 452	$ 339	$ 109	$ 27
Portfolio turnover rate G	69% A	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.00	$ 16.37	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	1.65	1.74	2.60	2.23	1.85
Total from investment operations	1.61	1.68	2.51	2.11	1.78
Distributions from net investment income	-	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.05)	-	-	(.01)
Total distributions	-	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 19.61	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Total Return B, C, D	8.94%	10.28%	18.11%	17.95%	17.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.85%	1.89%	1.94%	2.14% A
Expenses net of fee waivers, if any	1.81% A	1.85%	1.89%	1.94%	2.14% A
Expenses net of all reductions	1.81% A	1.83%	1.85%	1.89%	2.03% A
Net investment income (loss)	(.41)% A	(.35)%	(.59)%	(.98)%	(1.55)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,667	$ 1,596	$ 1,006	$ 246	$ 49
Portfolio turnover rate G	69% A	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.52	$ 16.78	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.12	.07	.01	(.02)
Net realized and unrealized gain (loss)	1.70	1.79	2.66	2.26	1.86
Total from investment operations	1.76	1.91	2.73	2.27	1.84
Distributions from net investment income	-	(.09)	-	(.01)	(.04)
Distributions from net realized gain	-	(.08)	-	-	(.01)
Total distributions	-	(.17) I	-	(.01)	(.05)
Net asset value, end of period	$ 20.28	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Total Return B, C	9.50%	11.40%	19.43%	19.27%	18.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.83%	.84%	.86%	1.07% A
Expenses net of fee waivers, if any	.80% A	.83%	.84%	.86%	1.07% A
Expenses net of all reductions	.79% A	.82%	.79%	.82%	.96% A
Net investment income (loss)	.60% A	.66%	.47%	.10%	(.49)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,751	$ 1,540	$ 498	$ 120	$ 23
Portfolio turnover rate F	69% A	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 31, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on April 28, 2006, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,822,342
Unrealized depreciation	(50,893)
Net unrealized appreciation (depreciation)	$ 1,771,449
Cost for federal income tax purposes	$ 6,426,269

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,527,511 and $2,634,207, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,382	$ 204
Class T	.25%	.25%	5,534	103
Class B	.75%	.25%	2,272	1,727
Class C	.75%	.25%	8,148	1,364
			$ 18,336	$ 3,398

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 175
Class T	74
Class B*	373
Class C*	76
$ 698

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,186.23
Class T	2,177.20
Class B	641.28
Class C	1,730.21
Institutional Class	1,638.20
	$ 8,372

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,008.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $145 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 19
Class T	9
Institutional Class	5
$ 33

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to

Semiannual Report

10. Other - continued

Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ -	$ 3,373
Institutional Class	-	7,100
Total	$ -	$ 10,473
From net realized gain
Class A	$ -	$ 6,877
Class T	-	8,598
Class B	-	1,130
Class C	-	3,506
Institutional Class	-	4,596
Total	$ -	$ 24,707

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	11,087	56,857	$ 212,168	$ 987,944
Reinvestment of distributions	-	510	-	9,102
Shares redeemed	(10,594)	(19,382)	(202,115)	(338,857)
Net increase (decrease)	493	37,985	$ 10,053	$ 658,189
Class T
Shares sold	5,982	49,748	$ 113,516	$ 860,917
Reinvestment of distributions	-	464	-	8,157
Shares redeemed	(12,445)	(15,864)	(238,135)	(273,911)
Net increase (decrease)	(6,463)	34,348	$ (124,619)	$ 595,163
Class B
Shares sold	761	8,880	$ 14,141	$ 151,398
Reinvestment of distributions	-	56	-	941
Shares redeemed	(2,540)	(4,507)	(47,298)	(76,579)
Net increase (decrease)	(1,779)	4,429	$ (33,157)	$ 75,760
Class C
Shares sold	3,073	36,136	$ 57,258	$ 616,428
Reinvestment of distributions	-	154	-	2,604
Shares redeemed	(6,678)	(9,125)	(124,918)	(154,499)
Net increase (decrease)	(3,605)	27,165	$ (67,660)	$ 464,533
Institutional Class
Shares sold	11,930	68,189	$ 229,539	$ 1,206,339
Reinvestment of distributions	-	432	-	7,867
Shares redeemed	(8,755)	(15,120)	(168,103)	(264,200)
Net increase (decrease)	3,175	53,501	$ 61,436	$ 950,006

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ANIF-USAN-0807
1.803541.103

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

New Insights

Fund - Institutional Class

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor New Insights Fund. Fund shareholders have been asked to vote on the new management contract at a shareholder meeting on or about September 19, 2007. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information is contained in the proxy statement.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,093.60	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41
Class T
Actual	$ 1,000.00	$ 1,091.90	$ 6.69
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.46
Class B
Actual	$ 1,000.00	$ 1,088.50	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.47	$ 9.39
Class C
Actual	$ 1,000.00	$ 1,089.40	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class
Actual	$ 1,000.00	$ 1,095.00	$ 4.16
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.29%
Class B	1.88%
Class C	1.81%
Institutional Class	.80%

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.5	4.4
Hewlett-Packard Co.	3.4	3.2
Apple, Inc.	2.6	1.8
Berkshire Hathaway, Inc. Class A	2.6	2.8
America Movil SAB de CV Series L sponsored ADR	2.6	1.9
Exxon Mobil Corp.	2.5	1.5
AT&T, Inc.	2.0	1.2
Genentech, Inc.	1.9	2.3
Procter & Gamble Co.	1.8	2.1
Schlumberger Ltd. (NY Shares)	1.7	1.2
	25.6
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.2	19.2
Financials	14.8	20.9
Health Care	11.3	10.2
Energy	10.4	7.0
Industrials	8.8	7.5
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 93.4%		Stocks 92.6%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 7.4%
* Foreign investments	25.1%	** Foreign investments	24.2%

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.1%
Gentex Corp.	44,300	$ 872
Johnson Controls, Inc.	53,600	6,205
The Goodyear Tire & Rubber Co. (a)	73,500	2,555
		9,632
Automobiles - 0.5%
DaimlerChrysler AG	36,100	3,319
Toyota Motor Corp.	617,200	38,847
		42,166
Distributors - 0.1%
Li & Fung Ltd.	1,541,200	5,548
Hotels, Restaurants & Leisure - 1.3%
California Pizza Kitchen, Inc. (a)	228,150	4,901
Chipotle Mexican Grill, Inc.:
Class A (a)	192,000	16,374
Class B (a)	5,528	435
Marriott International, Inc. Class A	232,300	10,045
McDonald's Corp.	677,927	34,412
Panera Bread Co. Class A (a)(d)	54,464	2,509
PokerTek, Inc. (a)(d)	200,000	2,506
Red Robin Gourmet Burgers, Inc. (a)	19,000	767
Tim Hortons, Inc.	1,123,000	34,532
		106,481
Household Durables - 1.2%
Desarrolladora Homex Sab de CV sponsored ADR (a)	12,900	782
Fourlis Holdings SA	527,400	15,703
Gafisa SA ADR (a)(d)	158,700	4,951
Garmin Ltd.	594,200	43,953
Koninklijke Philips Electronics NV (NY Shares)	218,900	9,264
Mohawk Industries, Inc. (a)	16,700	1,683
Snap-On, Inc.	154,400	7,799
Sony Corp.	94,000	4,829
Sony Corp. sponsored ADR	10,600	545
TomTom Group BV (a)(d)	89,400	4,589
		94,098
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	71,200	4,871
Liberty Media Corp. New - Interactive Series A (a)	442,200	9,874
Priceline.com, Inc. (a)	99,000	6,805
		21,550
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 2.4%
Central European Media Enterprises Ltd. Class A (a)	9,000	$ 878
CKX, Inc. (a)	41,529	574
Comcast Corp. Class A (special) (non-vtg.)	447,500	12,512
EchoStar Communications Corp. Class A (a)	390,100	16,919
Focus Media Holding Ltd. ADR (a)(d)	211,500	10,681
Grupo Televisa SA de CV (CPO) sponsored ADR	139,400	3,849
McGraw-Hill Companies, Inc.	58,400	3,976
National CineMedia, Inc.	39,000	1,092
News Corp. Class B	682,400	15,654
Reuters Group PLC	13,900	173
The Walt Disney Co.	3,581,900	122,286
The Weinstein Co. III Holdings, LLC Class A-1 (a)(f)	2,267	2,267
Time Warner, Inc.	366,400	7,709
		198,570
Multiline Retail - 0.6%
Kohl's Corp. (a)	36,700	2,607
Marks & Spencer Group PLC	2,818,500	35,544
Saks, Inc.	66,200	1,413
Target Corp.	128,900	8,198
		47,762
Specialty Retail - 1.0%
American Eagle Outfitters, Inc.	357,500	9,173
Gamestop Corp. Class A (a)	453,400	17,728
Hennes & Mauritz AB (H&M) (B Shares)	33,150	1,970
Inditex SA	65,700	3,892
J. Crew Group, Inc.	503,600	27,240
Payless ShoeSource, Inc. (a)	25,000	789
Sports Direct International PLC	229,500	836
TJX Companies, Inc.	630,100	17,328
Tween Brands, Inc. (a)	18,800	838
Zumiez, Inc. (a)	91,100	3,442
		83,236
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	61,000	842
Coach, Inc. (a)	273,600	12,966
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	316,300	$ 18,437
Polo Ralph Lauren Corp. Class A	25,100	2,463
		34,708
TOTAL CONSUMER DISCRETIONARY		643,751
CONSUMER STAPLES - 6.3%
Beverages - 2.5%
Boston Beer Co., Inc. Class A (a)	43,700	1,720
C&C Group PLC	55,700	752
Diageo PLC sponsored ADR	277,500	23,119
InBev SA	20,000	1,592
PepsiCo, Inc.	1,397,600	90,634
The Coca-Cola Co.	1,600,900	83,743
		201,560
Food & Staples Retailing - 0.4%
Kroger Co.	21,700	610
SUPERVALU, Inc.	17,500	811
Susser Holdings Corp.	181,862	2,948
Tesco PLC	3,214,200	27,321
Walgreen Co.	64,200	2,795
		34,485
Food Products - 0.9%
Groupe Danone	394,800	32,070
Kellogg Co.	150,800	7,810
Marine Harvest ASA (a)	4,218,000	4,592
Nestle SA (Reg.)	46,218	17,683
TreeHouse Foods, Inc. (a)	432,993	11,522
		73,677
Household Products - 2.3%
Colgate-Palmolive Co.	694,100	45,012
Procter & Gamble Co.	2,358,867	144,339
		189,351
Personal Products - 0.2%
Bare Escentuals, Inc.	245,983	8,400
Estee Lauder Companies, Inc. Class A	113,800	5,179
		13,579
TOTAL CONSUMER STAPLES		512,652
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.4%
Energy Equipment & Services - 2.3%
FMC Technologies, Inc. (a)	65,000	$ 5,149
National Oilwell Varco, Inc. (a)	89,400	9,319
Schlumberger Ltd. (NY Shares)	1,579,100	134,129
Smith International, Inc.	613,344	35,966
		184,563
Oil, Gas & Consumable Fuels - 8.1%
Addax Petroleum, Inc.	56,800	2,124
Apache Corp.	84,800	6,919
BG Group PLC sponsored ADR	80,400	6,576
Cameco Corp.	158,100	8,014
Canadian Natural Resources Ltd.	186,500	12,392
Canadian Oil Sands Trust unit	470,500	14,549
Chesapeake Energy Corp.	340,600	11,785
China Shenhua Energy Co. Ltd. (H Shares)	1,215,000	4,242
EnCana Corp.	1,686,400	103,725
EOG Resources, Inc.	346,900	25,345
Exxon Mobil Corp.	2,427,802	203,644
Murphy Oil Corp.	258,100	15,341
Newfield Exploration Co. (a)	17,000	774
Noble Energy, Inc.	675,300	42,132
Petroleo Brasileiro SA Petrobras sponsored ADR	246,500	29,893
Petroplus Holdings AG	431,783	44,465
Plains Exploration & Production Co. (a)	31,000	1,482
Range Resources Corp.	52,200	1,953
Suncor Energy, Inc.	123,000	11,080
Talisman Energy, Inc.	110,800	2,143
Tesoro Corp.	126,200	7,212
Valero Energy Corp.	1,022,834	75,547
W&T Offshore, Inc.	120,800	3,381
XTO Energy, Inc.	406,100	24,407
		659,125
TOTAL ENERGY		843,688
FINANCIALS - 14.8%
Capital Markets - 1.2%
Charles Schwab Corp.	1,228,400	25,207
Franklin Resources, Inc.	102,300	13,552
Goldman Sachs Group, Inc.	174,800	37,888
Mellon Financial Corp.	260,500	11,462
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
SEI Investments Co.	259,800	$ 7,545
State Street Corp.	32,500	2,223
		97,877
Commercial Banks - 1.9%
Allied Irish Banks PLC	199,100	5,471
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	75,100	3,337
Bank of Ireland	372,206	7,551
Center Financial Corp., California	50,000	846
Compass Bancshares, Inc.	78,400	5,408
HDFC Bank Ltd. sponsored ADR (d)	16,500	1,390
M&T Bank Corp.	184,200	19,691
National Australia Bank Ltd.	228,000	7,931
Standard Chartered PLC (United Kingdom)	199,300	6,523
Toronto-Dominion Bank	84,800	5,800
Uniao de Bancos Brasileiros SA (Unibanco) GDR	22,600	2,551
Wells Fargo & Co.	2,577,200	90,640
		157,139
Consumer Finance - 0.8%
American Express Co.	1,119,000	68,460
Diversified Financial Services - 2.1%
Bank of America Corp.	671,700	32,839
CBOT Holdings, Inc. Class A (a)	53,900	11,136
Chicago Mercantile Exchange Holdings, Inc. Class A	7,385	3,946
Citigroup, Inc.	1,464,800	75,130
JPMorgan Chase & Co.	852,700	41,313
Symmetry Holdings, Inc. unit	225,000	1,969
		166,333
Insurance - 8.7%
Admiral Group PLC	893,400	15,949
Allstate Corp.	803,400	49,417
American International Group, Inc.	1,005,800	70,436
Assurant, Inc.	372,100	21,924
Axis Capital Holdings Ltd.	321,900	13,085
Berkshire Hathaway, Inc. Class A (a)	1,936	211,944
Everest Re Group Ltd.	64,465	7,003
Lincoln National Corp.	365,781	25,952
Loews Corp.	755,800	38,531
Markel Corp. (a)	12,400	6,009
MetLife, Inc.	1,361,600	87,796
MetLife, Inc. unit	406,600	13,158
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
ProAssurance Corp. (a)	5,000	$ 278
Prudential Financial, Inc.	685,700	66,671
The Chubb Corp.	1,085,100	58,747
The Travelers Companies, Inc.	66,800	3,574
Torchmark Corp.	11,900	797
W.R. Berkley Corp.	192,761	6,272
White Mountains Insurance Group Ltd.	7,394	4,481
Willis Group Holdings Ltd.	90,200	3,974
Zenith National Insurance Corp.	61,500	2,896
		708,894
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	108,400	3,957
TOTAL FINANCIALS		1,202,660
HEALTH CARE - 11.1%
Biotechnology - 3.9%
Actelion Ltd. (Reg.) (a)	113,925	5,097
Arena Pharmaceuticals, Inc. (a)	316,200	3,475
Celgene Corp. (a)	523,600	30,018
Cephalon, Inc. (a)	19,900	1,600
Cougar Biotechnology, Inc. (a)(f)	622,500	14,691
Genentech, Inc. (a)	2,018,100	152,689
Genmab AS (a)	83,200	5,349
Gilead Sciences, Inc. (a)	1,838,200	71,267
GTx, Inc. (a)	124,009	2,008
Human Genome Sciences, Inc. (a)	59,800	533
MannKind Corp. (a)(d)	478,506	5,900
MannKind Corp. warrants 8/3/10 (a)(f)	29,881	138
Medarex, Inc. (a)	867,900	12,402
Omrix Biopharmaceuticals, Inc.	46,300	1,457
OREXIGEN Therapeutics, Inc.	15,295	230
Seattle Genetics, Inc. (a)	94,500	927
Tanox, Inc. (a)	70,300	1,365
Targacept, Inc.	841,800	7,702
		316,848
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	81,500	10,995
Align Technology, Inc. (a)	7,100	172
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	163,100	$ 12,151
C.R. Bard, Inc.	219,799	18,162
DENTSPLY International, Inc.	519,500	19,876
Gen-Probe, Inc. (a)	21,500	1,299
Hillenbrand Industries, Inc.	12,200	793
Hologic, Inc. (a)	20,200	1,117
Intuitive Surgical, Inc. (a)	54,100	7,507
Inverness Medical Innovations, Inc. (a)	37,500	1,914
IRIS International, Inc. (a)	445,400	7,501
Kyphon, Inc. (a)	217,100	10,453
Mentor Corp.	46,000	1,871
Mindray Medical International Ltd. sponsored ADR	55,700	1,701
Nobel Biocare Holding AG (Switzerland)	21,154	6,935
Northstar Neuroscience, Inc.	120,000	1,396
NuVasive, Inc. (a)	120,500	3,255
Sirona Dental Systems, Inc. (d)	52,400	1,982
Smith & Nephew PLC	125,200	1,553
St. Jude Medical, Inc. (a)	10,300	427
Stryker Corp.	179,900	11,350
TomoTherapy, Inc.	76,000	1,666
Zimmer Holdings, Inc. (a)	18,000	1,528
		125,604
Health Care Providers & Services - 0.3%
Emeritus Corp. (a)	102,200	3,166
Henry Schein, Inc. (a)	29,700	1,587
HMS Holdings Corp. (a)	500,000	9,570
Humana, Inc. (a)	17,957	1,094
Medco Health Solutions, Inc. (a)	27,700	2,160
Nighthawk Radiology Holdings, Inc. (a)(d)	251,692	4,543
UnitedHealth Group, Inc.	12,500	639
VCA Antech, Inc. (a)	63,600	2,397
		25,156
Health Care Technology - 0.2%
Cerner Corp. (a)	58,700	3,256
Health Corp. (a)	512,200	7,176
IMS Health, Inc.	77,200	2,480
Vital Images, Inc. (a)	29,300	796
		13,708
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Dionex Corp. (a)	17,500	$ 1,242
Medivation, Inc. (a)	42,285	864
Millipore Corp. (a)	46,400	3,484
PRA International (a)	160,000	4,048
QIAGEN NV (a)	94,900	1,688
Techne Corp. (a)	68,400	3,913
Thermo Fisher Scientific, Inc. (a)	30,800	1,593
Waters Corp. (a)	215,700	12,804
		29,636
Pharmaceuticals - 4.8%
Abbott Laboratories	606,100	32,457
Allergan, Inc.	28,300	1,631
BioMimetic Therapeutics, Inc.	69,000	1,078
Bristol-Myers Squibb Co.	567,700	17,917
Johnson & Johnson	438,100	26,996
Merck & Co., Inc.	1,868,700	93,061
Novo Nordisk AS Series B	52,500	5,729
Pfizer, Inc.	1,768,700	45,226
Roche Holding AG (participation certificate)	619,234	110,162
Schering-Plough Corp.	1,427,700	43,459
Shire PLC	199,900	4,940
Sirtris Pharmaceuticals, Inc.	96,400	951
Xenoport, Inc. (a)	44,700	1,986
		385,593
TOTAL HEALTH CARE		896,545
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.4%
General Dynamics Corp.	59,600	4,662
Heico Corp. Class A	585,000	20,563
Lockheed Martin Corp.	446,700	42,048
Precision Castparts Corp.	52,700	6,396
Spirit AeroSystems Holdings, Inc. Class A	236,100	8,511
The Boeing Co.	308,400	29,656
United Technologies Corp.	58,200	4,128
		115,964
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	950,372	$ 49,914
Expeditors International of Washington, Inc.	14,100	582
		50,496
Airlines - 0.3%
Republic Airways Holdings, Inc. (a)	82,100	1,671
Ryanair Holdings PLC sponsored ADR (a)	498,026	18,800
		20,471
Building Products - 0.1%
American Standard Companies, Inc.	74,100	4,370
Commercial Services & Supplies - 0.3%
Advisory Board Co. (a)	16,400	911
Covanta Holding Corp. (a)	50,300	1,240
Equifax, Inc.	94,100	4,180
Fuel Tech, Inc. (a)	46,200	1,582
IHS, Inc. Class A (a)	18,500	851
Interface, Inc. Class A	93,100	1,756
Kenexa Corp. (a)	82,570	3,114
Seek Ltd.	1,000,000	6,258
Stericycle, Inc. (a)	56,000	2,490
Taleo Corp. Class A (a)	122,077	2,750
		25,132
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	732,800	42,143
Electrical Equipment - 2.4%
ABB Ltd. sponsored ADR	431,200	9,745
Cooper Industries Ltd. Class A	1,432,300	81,770
First Solar, Inc.	20,600	1,839
GrafTech International Ltd. (a)	500,000	8,420
JA Solar Holdings Co. Ltd. ADR (d)	28,100	948
Prysmian SpA	117,800	2,863
Q-Cells AG (d)	378,200	32,856
Renewable Energy Corp. AS	844,300	32,929
SolarWorld AG (d)	447,200	20,699
		192,069
Industrial Conglomerates - 0.2%
3M Co.	18,900	1,640
General Electric Co.	188,000	7,197
Hutchison Whampoa Ltd.	674,000	6,693
		15,530
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.3%
Bucyrus International, Inc. Class A	60,000	$ 4,247
Cummins, Inc.	127,300	12,884
Danaher Corp.	904,577	68,296
Deere & Co.	34,200	4,129
Dover Corp.	31,400	1,606
IDEX Corp.	410,100	15,805
ITT Corp.	48,100	3,284
Kennametal, Inc.	10,100	829
PACCAR, Inc.	700,849	61,002
Pall Corp.	295,600	13,595
		185,677
Marine - 0.0%
American Commercial Lines, Inc. (a)(d)	104,700	2,727
Kuehne & Nagel International AG	9,013	832
		3,559
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	130,700	11,128
Canadian National Railway Co.	533,400	27,139
Hertz Global Holdings, Inc.	82,100	2,181
Knight Transportation, Inc.	50,900	986
Union Pacific Corp.	42,400	4,882
		46,316
Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd.	461,000	9,189
TOTAL INDUSTRIALS		710,916
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 2.8%
Balda AG	704,000	10,109
Cisco Systems, Inc. (a)	1,944,600	54,157
Corning, Inc. (a)	33,100	846
F5 Networks, Inc. (a)	92,200	7,431
Juniper Networks, Inc. (a)	49,900	1,256
Nice Systems Ltd. sponsored ADR	551,000	19,142
Nokia Corp. sponsored ADR	1,267,200	35,621
Polycom, Inc. (a)	78,200	2,628
QUALCOMM, Inc.	470,500	20,415
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	331,400	$ 66,277
Riverbed Technology, Inc.	122,200	5,355
		223,237
Computers & Peripherals - 7.1%
Apple, Inc. (a)	1,737,300	212,020
Dell, Inc. (a)	1,403,300	40,064
Diebold, Inc.	38,500	2,010
EMC Corp. (a)	594,200	10,755
Hewlett-Packard Co.	6,210,100	277,095
NCR Corp. (a)	236,900	12,447
Network Appliance, Inc. (a)	450,760	13,162
Sun Microsystems, Inc. (a)	1,380,900	7,264
		574,817
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	106,100	4,078
Amphenol Corp. Class A	668,140	23,819
FLIR Systems, Inc. (a)	299,500	13,852
Hon Hai Precision Industry Co. Ltd. (Foxconn)	378,724	3,285
Mettler-Toledo International, Inc. (a)	83,500	7,975
Sunpower Corp. Class A (a)	13,400	845
Trimble Navigation Ltd. (a)	182,800	5,886
		59,740
Internet Software & Services - 5.2%
Akamai Technologies, Inc. (a)	704,100	34,247
Baidu.com, Inc. sponsored ADR (a)(d)	53,500	8,987
Blinkx PLC	259,200	226
Google, Inc. Class A (sub. vtg.) (a)	690,894	361,607
NHN Corp.	14,486	2,642
ValueClick, Inc. (a)	52,100	1,535
VistaPrint Ltd. (a)	289,100	11,058
		420,302
IT Services - 1.8%
Accenture Ltd. Class A	715,900	30,705
Alliance Data Systems Corp. (a)	135,400	10,464
Cognizant Technology Solutions Corp. Class A (a)	124,422	9,343
ExlService Holdings, Inc.	40,100	751
Fidelity National Information Services, Inc.	53,600	2,909
Fiserv, Inc. (a)	14,300	812
Infosys Technologies Ltd. sponsored ADR	106,200	5,350
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mastercard, Inc. Class A	232,700	$ 38,598
Paychex, Inc.	266,700	10,433
SRA International, Inc. Class A (a)	201,561	5,091
The Western Union Co.	744,800	15,514
VeriFone Holdings, Inc. (a)(d)	560,200	19,747
		149,717
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	16,100	624
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	138,100	3,056
Analog Devices, Inc.	80,300	3,022
Applied Materials, Inc.	534,100	10,613
ASML Holding NV (NY Shares) (a)	202,000	5,545
Cavium Networks, Inc.	53,500	1,210
FEI Co. (a)	84,613	2,747
Lam Research Corp. (a)	279,400	14,361
Linear Technology Corp.	264,300	9,562
Marvell Technology Group Ltd. (a)	1,464,500	26,669
MediaTek, Inc.	55,000	860
Microchip Technology, Inc.	41,500	1,537
NVIDIA Corp. (a)	67,600	2,793
O2Micro International Ltd. sponsored ADR (a)	3,000	33
ON Semiconductor Corp. (a)	488,000	5,231
Richtek Technology Corp.	70,000	1,112
Samsung Electronics Co. Ltd.	26,984	16,532
Silicon Motion Technology Corp. sponsored ADR (a)	168,600	4,186
Tessera Technologies, Inc. (a)	55,500	2,251
Texas Instruments, Inc.	48,200	1,814
Xilinx, Inc.	55,400	1,483
		114,617
Software - 2.2%
Activision, Inc. (a)	223,400	4,171
Adobe Systems, Inc. (a)	826,406	33,180
Autonomy Corp. PLC (a)	259,200	3,748
BMC Software, Inc. (a)	333,700	10,111
Cadence Design Systems, Inc. (a)	142,600	3,131
CommVault Systems, Inc.	263,468	4,550
Electronic Arts, Inc. (a)	58,400	2,763
McAfee, Inc. (a)	319,900	11,260
Nintendo Co. Ltd.	50,500	18,523
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)(d)	905,000	$ 15,141
Opsware, Inc. (a)(d)	698,787	6,645
Oracle Corp. (a)	1,480,050	29,172
Salesforce.com, Inc. (a)	222,100	9,519
The9 Ltd. sponsored ADR (a)(d)	134,800	6,236
THQ, Inc. (a)	194,100	5,924
Ubisoft Entertainment SA (a)	162,800	8,626
Ultimate Software Group, Inc. (a)	51,943	1,503
Utimaco Safeware AG	350,000	5,542
		179,745
TOTAL INFORMATION TECHNOLOGY		1,722,799
MATERIALS - 5.9%
Chemicals - 2.2%
Airgas, Inc.	18,100	867
Bayer AG	539,000	40,587
Celanese Corp. Class A	24,600	954
Ecolab, Inc.	620,700	26,504
Monsanto Co.	475,300	32,102
Nalco Holding Co.	296,300	8,133
Potash Corp. of Saskatchewan, Inc.	71,300	5,559
Praxair, Inc.	571,000	41,106
Rohm & Haas Co.	40,300	2,204
The Mosaic Co. (a)	129,500	5,053
Zoltek Companies, Inc. (a)	339,000	14,079
		177,148
Metals & Mining - 3.6%
Agnico-Eagle Mines Ltd.	112,200	4,078
Allegheny Technologies, Inc.	43,200	4,531
Anglo American PLC ADR	1,406,100	41,255
Anglo Platinum Ltd.	9,300	1,532
Aquarius Platinum Ltd. (Australia)	598,000	18,214
Arcelor Mittal	184,000	11,482
BHP Billiton Ltd. sponsored ADR (d)	622,800	37,212
Companhia Vale do Rio Doce sponsored ADR	90,300	4,023
Compania de Minas Buenaventura SA sponsored ADR	137,900	5,166
Eldorado Gold Corp. (a)	608,400	3,564
First Quantum Minerals Ltd.	29,100	2,483
Freeport-McMoRan Copper & Gold, Inc. Class B	364,400	30,180
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc. (d)	1,477,901	$ 35,087
Impala Platinum Holdings Ltd.	33,600	1,027
Ivanhoe Mines Ltd. (a)	1,348,600	19,117
Kinross Gold Corp. (a)	458,376	5,331
Lihir Gold Ltd. (a)	5,211,467	13,257
Newmont Mining Corp.	120,400	4,703
Nucor Corp.	221,400	12,985
POSCO sponsored ADR	126,900	15,228
Rio Tinto PLC (Reg.)	193,200	14,786
Steel Dynamics, Inc.	89,500	3,751
Teck Cominco Ltd. Class B (sub. vtg.)	66,800	2,834
United States Steel Corp.	55,800	6,068
		297,894
Paper & Forest Products - 0.1%
Nine Dragons Paper (Holdings) Ltd.	2,491,000	5,804
TOTAL MATERIALS		480,846
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	3,796,032	157,535
Cbeyond, Inc. (a)	87,564	3,372
Hellenic Telecommunication Organization SA (OTE)	24,800	769
Iliad Group SA	29,700	3,015
Qwest Communications International, Inc. (a)	1,357,800	13,171
Telenor ASA sponsored ADR	134,900	7,959
		185,821
Wireless Telecommunication Services - 4.0%
America Movil SAB de CV Series L sponsored ADR	3,378,300	209,218
American Tower Corp. Class A (a)	106,527	4,474
Bharti Airtel Ltd. (a)	409,466	8,497
Cellcom Israel Ltd.	35,000	926
China Mobile (Hong Kong) Ltd. sponsored ADR	117,800	6,349
Clearwire Corp. (d)	143,800	3,513
Leap Wireless International, Inc. (a)	73,100	6,177
MetroPCS Communications, Inc.	117,700	3,889
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	902,647	$ 72,880
Rogers Communications, Inc. Class B (non-vtg.)	137,000	5,841
		321,764
TOTAL TELECOMMUNICATION SERVICES		507,585
UTILITIES - 0.7%
Electric Utilities - 0.3%
Allegheny Energy, Inc. (a)	16,400	849
E.ON AG sponsored ADR	178,900	9,954
Entergy Corp.	38,400	4,122
Exelon Corp.	62,000	4,501
FirstEnergy Corp.	69,800	4,518
		23,944
Gas Utilities - 0.1%
Energen Corp.	39,600	2,176
Questar Corp.	15,100	798
Southern Union Co.	180,275	5,875
		8,849
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	274,086	5,997
Constellation Energy Group, Inc.	28,200	2,458
International Power PLC	650,100	5,607
NRG Energy, Inc. (a)	9,600	399
		14,461
Multi-Utilities - 0.1%
Sempra Energy	54,000	3,198
Veolia Environnement	30,100	2,364
YTL Corp. BHD	1,621,900	3,876
		9,438
TOTAL UTILITIES		56,692
TOTAL COMMON STOCKS (Cost $5,799,145)		7,578,134
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Light Sciences Oncology, Inc. Series B (a)(f)	1,792,115	$ 15,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,000)		15,000
Convertible Bonds - 0.0%
	Principal Amount (000s)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (e)	$ 470	471
1.25% 2/1/14 (e)	390	389
		860
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. 1.25% 2/15/27	860	1,083
TOTAL CONVERTIBLE BONDS (Cost $1,720)		1,943
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	473,890,472	473,890
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	128,751,372	128,751
TOTAL MONEY MARKET FUNDS (Cost $602,641)		602,641
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,418,506)		8,197,718
NET OTHER ASSETS - (1.0)%		(83,972)
NET ASSETS - 100%		$ 8,113,746
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $860,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,096,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cougar Biotechnology, Inc.	5/3/07	$ 12,450
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12,873
Fidelity Securities Lending Cash Central Fund	1,008
Total	$ 13,881
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double-Take Software, Inc.	$ -	$ 21,535	$ 19,955	$ -	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.9%
Canada	4.0%
Mexico	2.6%
Switzerland	2.6%
United Kingdom	2.5%
Bermuda	2.4%
Netherlands Antilles	1.7%
Germany	1.5%
Others (individually less than 1%)	7.8%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $98,900,000 all of which will expire on December 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $125,021) - See accompanying schedule: Unaffiliated issuers (cost $5,815,865)	$ 7,595,077
Fidelity Central Funds (cost $602,641)	602,641
Total Investments (cost $6,418,506)		$ 8,197,718
Cash		700
Receivable for investments sold		60,549
Receivable for fund shares sold		6,288
Dividends receivable		6,592
Interest receivable		8
Distributions receivable from Fidelity Central Funds		2,120
Prepaid expenses		16
Other receivables		74
Total assets		8,274,065

Liabilities
Payable for investments purchased	$ 13,339
Payable for fund shares redeemed	8,912
Accrued management fee	3,785
Distribution fees payable	3,135
Other affiliated payables	1,520
Other payables and accrued expenses	877
Collateral on securities loaned, at value	128,751
Total liabilities		160,319

Net Assets		$ 8,113,746
Net Assets consist of:
Paid in capital		$ 6,285,589
Undistributed net investment income		4,667
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,481
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,779,009
Net Assets		$ 8,113,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,002,596 ÷ 99,695 shares)	$ 20.09

Maximum offering price per share (100/94.25 of $20.09)	$ 21.32
Class T: Net Asset Value and redemption price per share ($2,235,363 ÷ 111,927 shares)	$ 19.97

Maximum offering price per share (100/96.50 of $19.97)	$ 20.69
Class B: Net Asset Value and offering price per share ($457,715 ÷ 23,398 shares)A	$ 19.56

Class C: Net Asset Value and offering price per share ($1,667,312 ÷ 85,034 shares)A	$ 19.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,750,760 ÷ 86,350 shares)	$ 20.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 40,714
Interest		14
Income from Fidelity Central Funds		13,881
Total income		54,609

Expenses
Management fee	$ 21,957
Transfer agent fees	8,372
Distribution fees	18,336
Accounting and security lending fees	616
Custodian fees and expenses	254
Independent trustees' compensation	12
Registration fees	(63)
Audit	51
Legal	20
Miscellaneous	589
Total expenses before reductions	50,144
Expense reductions	(202)	49,942
Net investment income (loss)		4,667
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	160,323
Other affiliated issuers	(1,580)
Foreign currency transactions	(83)
Total net realized gain (loss)		158,660
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $186)	528,148
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		528,146
Net gain (loss)		686,806
Net increase (decrease) in net assets resulting from operations		$ 691,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,667	$ 9,962
Net realized gain (loss)	158,660	(97,322)
Change in net unrealized appreciation (depreciation)	528,146	700,051
Net increase (decrease) in net assets resulting from operations	691,473	612,691
Distributions to shareholders from net investment income	-	(10,473)
Distributions to shareholders from net realized gain	-	(24,707)
Total distributions	-	(35,180)
Share transactions - net increase (decrease)	(153,947)	2,743,651
Total increase (decrease) in net assets	537,526	3,321,162

Net Assets
Beginning of period	7,576,220	4,255,058
End of period (including undistributed net investment income of $4,667 and accumulated net investment loss of $0, respectively)	$ 8,113,746	$ 7,576,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.37	$ 16.65	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	.02	(.03)	(.04)
Net realized and unrealized gain (loss)	1.69	1.78	2.64	2.24	1.87
Total from investment operations	1.72	1.84	2.66	2.21	1.83
Distributions from net investment income	-	(.03)	-	(.01)	(.03)
Distributions from net realized gain	-	(.08)	-	-	(.01)
Total distributions	-	(.12) J	-	(.01)	(.04)
Net asset value, end of period	$ 20.09	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Total Return B, C, D	9.36%	11.06%	19.01%	18.76%	18.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.12%	1.17%	1.22%	1.39% A
Expenses net of fee waivers, if any	1.08% A	1.12%	1.17%	1.22%	1.39% A
Expenses net of all reductions	1.07% A	1.11%	1.13%	1.17%	1.28% A
Net investment income (loss)	.32% A	.37%	.13%	(.26)%	(.81)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,003	$ 1,823	$ 1,019	$ 230	$ 37
Portfolio turnover rate G	69% A	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.29	$ 16.57	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.03	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	1.67	1.77	2.62	2.25	1.86
Total from investment operations	1.68	1.80	2.61	2.19	1.81
Distributions from net investment income	-	-	-	(.01)	(.02)
Distributions from net realized gain	-	(.08)	-	-	(.01)
Total distributions	-	(.08) J	-	(.01)	(.03)
Net asset value, end of period	$ 19.97	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Total Return B, C, D	9.19%	10.90%	18.70%	18.60%	18.08%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A	1.32%	1.38%	1.43%	1.62% A
Expenses net of fee waivers, if any	1.29% A	1.32%	1.38%	1.43%	1.62% A
Expenses net of all reductions	1.29% A	1.31%	1.34%	1.39%	1.51% A
Net investment income (loss)	.10% A	.17%	(.08)%	(.48)%	(1.04)% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,235	$ 2,165	$ 1,393	$ 325	$ 62
Portfolio turnover rate G	69% A	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 16.35	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07)	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	1.64	1.74	2.60	2.23	1.85
Total from investment operations	1.59	1.67	2.50	2.10	1.78
Distributions from net investment income	-	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.05)	-	-	(.01)
Total distributions	-	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 19.56	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Total Return B, C, D	8.85%	10.23%	18.05%	17.87%	17.75%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.93%	1.98%	2.02%	2.19% A
Expenses net of fee waivers, if any	1.88% A	1.93%	1.98%	2.02%	2.19% A
Expenses net of all reductions	1.88% A	1.92%	1.94%	1.97%	2.08% A
Net investment income (loss)	(.48)% A	(.44)%	(.68)%	(1.06)%	(1.61)% A
Supplemental Data
Net assets, end of period (in millions)	$ 458	$ 452	$ 339	$ 109	$ 27
Portfolio turnover rate G	69% A	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.00	$ 16.37	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	1.65	1.74	2.60	2.23	1.85
Total from investment operations	1.61	1.68	2.51	2.11	1.78
Distributions from net investment income	-	-	-	(.01)	(.01)
Distributions from net realized gain	-	(.05)	-	-	(.01)
Total distributions	-	(.05) J	-	(.01)	(.02)
Net asset value, end of period	$ 19.61	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Total Return B, C, D	8.94%	10.28%	18.11%	17.95%	17.77%
Ratios to Average Net Assets F, I
Expenses before reductions	1.81% A	1.85%	1.89%	1.94%	2.14% A
Expenses net of fee waivers, if any	1.81% A	1.85%	1.89%	1.94%	2.14% A
Expenses net of all reductions	1.81% A	1.83%	1.85%	1.89%	2.03% A
Net investment income (loss)	(.41)% A	(.35)%	(.59)%	(.98)%	(1.55)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,667	$ 1,596	$ 1,006	$ 246	$ 49
Portfolio turnover rate G	69% A	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.52	$ 16.78	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.12	.07	.01	(.02)
Net realized and unrealized gain (loss)	1.70	1.79	2.66	2.26	1.86
Total from investment operations	1.76	1.91	2.73	2.27	1.84
Distributions from net investment income	-	(.09)	-	(.01)	(.04)
Distributions from net realized gain	-	(.08)	-	-	(.01)
Total distributions	-	(.17) I	-	(.01)	(.05)
Net asset value, end of period	$ 20.28	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Total Return B, C	9.50%	11.40%	19.43%	19.27%	18.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.83%	.84%	.86%	1.07% A
Expenses net of fee waivers, if any	.80% A	.83%	.84%	.86%	1.07% A
Expenses net of all reductions	.79% A	.82%	.79%	.82%	.96% A
Net investment income (loss)	.60% A	.66%	.47%	.10%	(.49)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,751	$ 1,540	$ 498	$ 120	$ 23
Portfolio turnover rate F	69% A	79%	65%	87%	77% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 31, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on April 28, 2006, the Fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,822,342
Unrealized depreciation	(50,893)
Net unrealized appreciation (depreciation)	$ 1,771,449
Cost for federal income tax purposes	$ 6,426,269

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,527,511 and $2,634,207, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders have been asked to vote on the new contract on or about September 19, 2007. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,382	$ 204
Class T	.25%	.25%	5,534	103
Class B	.75%	.25%	2,272	1,727
Class C	.75%	.25%	8,148	1,364
			$ 18,336	$ 3,398

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 175
Class T	74
Class B*	373
Class C*	76
$ 698

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,186.23
Class T	2,177.20
Class B	641.28
Class C	1,730.21
Institutional Class	1,638.20
	$ 8,372

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,008.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $145 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 19
Class T	9
Institutional Class	5
$ 33

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to

Semiannual Report

10. Other - continued

Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ -	$ 3,373
Institutional Class	-	7,100
Total	$ -	$ 10,473
From net realized gain
Class A	$ -	$ 6,877
Class T	-	8,598
Class B	-	1,130
Class C	-	3,506
Institutional Class	-	4,596
Total	$ -	$ 24,707

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	11,087	56,857	$ 212,168	$ 987,944
Reinvestment of distributions	-	510	-	9,102
Shares redeemed	(10,594)	(19,382)	(202,115)	(338,857)
Net increase (decrease)	493	37,985	$ 10,053	$ 658,189
Class T
Shares sold	5,982	49,748	$ 113,516	$ 860,917
Reinvestment of distributions	-	464	-	8,157
Shares redeemed	(12,445)	(15,864)	(238,135)	(273,911)
Net increase (decrease)	(6,463)	34,348	$ (124,619)	$ 595,163
Class B
Shares sold	761	8,880	$ 14,141	$ 151,398
Reinvestment of distributions	-	56	-	941
Shares redeemed	(2,540)	(4,507)	(47,298)	(76,579)
Net increase (decrease)	(1,779)	4,429	$ (33,157)	$ 75,760
Class C
Shares sold	3,073	36,136	$ 57,258	$ 616,428
Reinvestment of distributions	-	154	-	2,604
Shares redeemed	(6,678)	(9,125)	(124,918)	(154,499)
Net increase (decrease)	(3,605)	27,165	$ (67,660)	$ 464,533
Institutional Class
Shares sold	11,930	68,189	$ 229,539	$ 1,206,339
Reinvestment of distributions	-	432	-	7,867
Shares redeemed	(8,755)	(15,120)	(168,103)	(264,200)
Net increase (decrease)	3,175	53,501	$ 61,436	$ 950,006

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ANIFI-USAN-0807
1.803544.103

Fidelity®

Contrafund®

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Actual	$ 1,000.00	$ 1,090.20	$ 4.61
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.38	$ 4.46

* Expenses are equal to the Fund's annualized expense ratio of .89%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.4	4.3
Hewlett-Packard Co.	2.6	2.4
Exxon Mobil Corp.	2.6	1.5
Apple, Inc.	2.6	1.8
Berkshire Hathaway, Inc. Class A	2.5	2.7
America Movil SA de CV Series L sponsored ADR	2.4	2.0
AT&T, Inc.	1.9	1.1
Procter & Gamble Co.	1.8	2.0
Genentech, Inc.	1.8	2.3
Schlumberger Ltd. (NY Shares)	1.6	1.1
	24.2
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.4	17.9
Financials	15.0	21.7
Health Care	10.6	10.4
Energy	10.5	7.0
Industrials	8.3	7.3
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 91.4%		Stocks 92.5%
	Short-Term Investments and Net Other Assets 8.6%		Short-Term Investments and Net Other Assets 7.5%
* Foreign investments	24.4%	** Foreign investments	24.0%

Semiannual Report

Investments June 30, 2007

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.1%
Gentex Corp.	806,400	$ 15,878
Johnson Controls, Inc.	382,100	44,236
The Goodyear Tire & Rubber Co. (a)	657,200	22,844
		82,958
Automobiles - 0.5%
DaimlerChrysler AG	336,500	30,941
Toyota Motor Corp.	5,831,400	367,028
		397,969
Distributors - 0.1%
Li & Fung Ltd.	10,927,200	39,339
Hotels, Restaurants & Leisure - 1.3%
California Pizza Kitchen, Inc. (a)(e)	2,237,502	48,062
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	1,855,800	158,263
Class B (a)	64,372	5,062
Marriott International, Inc. Class A	2,177,190	94,142
McDonald's Corp.	6,033,070	306,239
Tim Hortons, Inc. (e)	10,059,732	309,337
		921,105
Household Durables - 1.0%
Desarrolladora Homex Sab de CV sponsored ADR (a)	121,600	7,368
Gafisa SA ADR (a)(d)	1,530,700	47,758
Garmin Ltd. (d)	5,536,349	409,524
Koninklijke Philips Electronics NV (NY Shares)	2,108,900	89,249
Mohawk Industries, Inc. (a)	165,000	16,630
Snap-On, Inc.	1,515,900	76,568
Sony Corp.	760,400	39,062
TomTom Group BV (a)(d)	677,100	34,759
		720,918
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	700,308	47,908
Liberty Media Corp. New - Interactive Series A (a)	3,744,744	83,620
Priceline.com, Inc. (a)	976,600	67,131
		198,659
Media - 2.5%
Central European Media Enterprises Ltd. Class A (a)	79,900	7,797
Comcast Corp. Class A (special) (non-vtg.)	4,185,750	117,034
EchoStar Communications Corp. Class A (a)	3,633,194	157,572
Focus Media Holding Ltd. ADR (a)	1,704,738	86,089
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	1,169,800	$ 32,298
McGraw-Hill Companies, Inc.	201,966	13,750
National CineMedia, Inc.	382,500	10,714
News Corp. Class B	6,518,744	149,540
The Walt Disney Co.	32,748,906	1,118,048
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	41,234
Time Warner, Inc.	3,605,200	75,853
		1,809,929
Multiline Retail - 0.6%
Kohl's Corp. (a)	434,477	30,861
Marks & Spencer Group PLC	26,740,047	337,215
Saks, Inc.	574,800	12,272
Target Corp.	1,199,700	76,301
		456,649
Specialty Retail - 1.1%
American Eagle Outfitters, Inc.	3,304,167	84,785
Gamestop Corp. Class A (a)	4,253,640	166,317
Hennes & Mauritz AB (H&M) (B Shares)	377,728	22,450
Inditex SA	961,100	56,934
J. Crew Group, Inc. (e)	4,905,308	265,328
Payless ShoeSource, Inc. (a)	234,800	7,408
Sports Direct International PLC	2,147,142	7,826
TJX Companies, Inc.	5,409,948	148,774
Tween Brands, Inc. (a)	176,800	7,885
Zumiez, Inc. (a)	1,133,223	42,813
		810,520
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	572,600	7,899
Coach, Inc. (a)	2,444,600	115,850
NIKE, Inc. Class B	3,128,700	182,372
Polo Ralph Lauren Corp. Class A	232,200	22,781
		328,902
TOTAL CONSUMER DISCRETIONARY		5,766,948
CONSUMER STAPLES - 6.4%
Beverages - 2.4%
Boston Beer Co., Inc. Class A (a)	160,800	6,327
C&C Group PLC	474,100	6,404
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo PLC sponsored ADR	2,300,700	$ 191,671
InBev SA	234,183	18,646
PepsiCo, Inc.	12,379,273	802,796
The Coca-Cola Co.	14,596,991	763,569
		1,789,413
Food & Staples Retailing - 0.5%
Kroger Co.	744,090	20,931
SUPERVALU, Inc.	163,700	7,583
Susser Holdings Corp. (e)	1,133,019	18,366
Tesco PLC	28,089,176	238,758
Walgreen Co.	843,700	36,735
		322,373
Food Products - 0.9%
Groupe Danone	3,718,294	302,041
Kellogg Co.	1,354,734	70,162
Marine Harvest ASA (a)	40,966,000	44,598
Nestle SA (Reg.)	418,580	160,149
TreeHouse Foods, Inc. (a)(e)	3,119,827	83,019
		659,969
Household Products - 2.4%
Colgate-Palmolive Co.	6,726,711	436,227
Procter & Gamble Co.	21,995,770	1,345,921
		1,782,148
Personal Products - 0.2%
Avon Products, Inc.	308,319	11,331
Bare Escentuals, Inc.	2,696,598	92,089
Estee Lauder Companies, Inc. Class A	1,134,700	51,640
		155,060
TOTAL CONSUMER STAPLES		4,708,963
ENERGY - 10.5%
Energy Equipment & Services - 2.2%
FMC Technologies, Inc. (a)	622,334	49,301
National Oilwell Varco, Inc. (a)	908,800	94,733
Schlumberger Ltd. (NY Shares)	13,861,215	1,177,372
Smith International, Inc.	5,483,579	321,557
		1,642,963
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.3%
Addax Petroleum, Inc.	559,800	$ 20,936
Apache Corp.	820,000	66,904
BG Group PLC sponsored ADR	778,500	63,674
Cameco Corp.	1,363,322	69,110
Canadian Natural Resources Ltd.	1,703,200	113,168
Canadian Oil Sands Trust	3,827,200	118,346
Chesapeake Energy Corp.	3,259,195	112,768
China Shenhua Energy Co. Ltd. (H Shares)	11,904,000	41,562
EnCana Corp.	14,690,348	903,555
EOG Resources, Inc.	3,584,700	261,898
Exxon Mobil Corp.	23,063,256	1,934,546
Murphy Oil Corp.	2,406,400	143,036
Newfield Exploration Co. (a)	158,100	7,201
Noble Energy, Inc.	6,384,866	398,352
Petroleo Brasileiro SA Petrobras sponsored ADR	2,315,200	280,764
Petroplus Holdings AG (e)	3,744,051	385,561
Plains Exploration & Production Co. (a)	277,100	13,248
Range Resources Corp.	466,700	17,459
Suncor Energy, Inc.	1,204,700	108,522
Talisman Energy, Inc.	1,046,600	20,239
Tesoro Corp.	1,233,800	70,512
Valero Energy Corp.	9,046,075	668,143
W&T Offshore, Inc.	1,134,700	31,760
Williams Companies, Inc.	227,900	7,206
XTO Energy, Inc.	3,688,233	221,663
		6,080,133
TOTAL ENERGY		7,723,096
FINANCIALS - 15.0%
Capital Markets - 1.2%
Charles Schwab Corp.	10,858,394	222,814
Franklin Resources, Inc.	992,295	131,449
Goldman Sachs Group, Inc.	1,541,400	334,098
Mellon Financial Corp.	2,525,018	111,101
SEI Investments Co.	2,642,470	76,737
State Street Corp.	371,900	25,438
		901,637
Commercial Banks - 1.9%
Allied Irish Banks PLC	1,628,410	44,749
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	713,100	$ 31,690
Bank of Ireland	3,148,937	63,884
Compass Bancshares, Inc.	684,773	47,236
HDFC Bank Ltd. sponsored ADR (d)	212,900	17,939
M&T Bank Corp.	1,519,100	162,392
National Australia Bank Ltd.	2,290,700	79,677
Standard Chartered PLC (United Kingdom)	1,727,600	56,548
Toronto-Dominion Bank	851,400	58,233
Uniao de Bancos Brasileiros SA (Unibanco) GDR	221,000	24,944
Wells Fargo & Co.	22,819,389	802,558
		1,389,850
Consumer Finance - 0.9%
American Express Co.	10,474,250	640,815
Diversified Financial Services - 2.1%
Bank of America Corp.	4,759,625	232,698
CBOT Holdings, Inc. Class A (a)	485,233	100,249
Chicago Mercantile Exchange Holdings, Inc. Class A	49,671	26,542
Citigroup, Inc.	14,482,078	742,786
JPMorgan Chase & Co.	8,273,500	400,851
Moody's Corp.	67,300	4,186
Symmetry Holdings, Inc. unit	1,069,200	9,356
		1,516,668
Insurance - 8.9%
Admiral Group PLC	8,769,322	156,550
Allstate Corp.	7,210,873	443,541
American International Group, Inc.	10,147,726	710,645
Assurant, Inc.	3,326,620	196,004
Axis Capital Holdings Ltd.	2,824,100	114,800
Berkshire Hathaway, Inc. Class A (a)	17,003	1,861,403
Everest Re Group Ltd.	1,519,520	165,081
Lincoln National Corp.	3,240,408	229,907
Loews Corp.	6,360,984	324,283
Markel Corp. (a)	78,750	38,159
MetLife, Inc.	9,761,600	629,428
MetLife, Inc. unit	3,634,300	117,606
Prudential Financial, Inc.	6,102,575	593,353
The Chubb Corp.	9,849,000	533,225
The Travelers Companies, Inc.	1,489,100	79,667
Torchmark Corp.	105,500	7,069
W.R. Berkley Corp.	4,213,800	137,117
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
White Mountains Insurance Group Ltd.	147,450	$ 89,358
Willis Group Holdings Ltd.	877,400	38,658
Zenith National Insurance Corp.	901,900	42,470
		6,508,324
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	1,091,908	39,855
TOTAL FINANCIALS		10,997,149
HEALTH CARE - 10.6%
Biotechnology - 3.6%
Actelion Ltd. (Reg.) (a)	1,135,975	50,819
Arena Pharmaceuticals, Inc. (a)(d)(e)	3,389,783	37,254
Celgene Corp. (a)	4,594,904	263,426
Cephalon, Inc. (a)	195,000	15,676
Genentech, Inc. (a)	17,671,242	1,337,006
Genmab AS (a)	954,000	61,332
Gilead Sciences, Inc. (a)	15,987,594	619,839
GTx, Inc. (a)	921,507	14,919
MannKind Corp. (a)(d)	4,769,359	58,806
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	1,403
Medarex, Inc. (a)(e)	7,875,303	112,538
Omrix Biopharmaceuticals, Inc.	375,453	11,812
OREXIGEN Therapeutics, Inc.	132,928	1,997
Seattle Genetics, Inc. (a)	849,376	8,332
Tanox, Inc. (a)	1,050,790	20,396
		2,615,555
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	794,700	107,213
Align Technology, Inc. (a)	64,200	1,551
Becton, Dickinson & Co.	1,634,296	121,755
C.R. Bard, Inc.	1,965,740	162,429
DENTSPLY International, Inc.	4,738,374	181,290
Gen-Probe, Inc. (a)	1,434,000	86,642
Hillenbrand Industries, Inc.	112,900	7,339
Hologic, Inc. (a)	312,125	17,264
Intuitive Surgical, Inc. (a)	530,553	73,625
Inverness Medical Innovations, Inc. (a)	171,300	8,740
Kyphon, Inc. (a)(e)	2,528,444	121,745
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mindray Medical International Ltd. sponsored ADR	562,000	$ 17,158
Nobel Biocare Holding AG (Switzerland)	150,756	49,425
Northstar Neuroscience, Inc.	1,087,888	12,652
NuVasive, Inc. (a)	1,163,663	31,431
Sirona Dental Systems, Inc.	472,004	17,856
Smith & Nephew PLC	1,212,200	15,039
St. Jude Medical, Inc. (a)	710,100	29,462
Stryker Corp.	1,650,900	104,155
TomoTherapy, Inc.	711,528	15,597
Zimmer Holdings, Inc. (a)	193,200	16,401
		1,198,769
Health Care Providers & Services - 0.3%
Emeritus Corp. (a)	917,965	28,439
Henry Schein, Inc. (a)	286,951	15,332
Humana, Inc. (a)	190,206	11,585
Medco Health Solutions, Inc. (a)	230,000	17,938
Nighthawk Radiology Holdings, Inc. (a)(e)	2,102,450	37,949
Patterson Companies, Inc. (a)	1,430,271	53,306
UnitedHealth Group, Inc.	529,109	27,059
VCA Antech, Inc. (a)	706,751	26,637
		218,245
Health Care Technology - 0.1%
Cerner Corp. (a)	151,800	8,420
Health Corp. (a)	4,844,479	67,871
IMS Health, Inc.	712,800	22,902
Vital Images, Inc. (a)	268,200	7,284
		106,477
Life Sciences Tools & Services - 0.3%
Dionex Corp. (a)	152,037	10,793
Medivation, Inc. (a)	379,442	7,752
Millipore Corp. (a)	434,812	32,650
QIAGEN NV (a)	919,000	16,349
Techne Corp. (a)	652,446	37,326
Thermo Fisher Scientific, Inc. (a)	304,600	15,754
Waters Corp. (a)	1,898,703	112,707
		233,331
Pharmaceuticals - 4.7%
Abbott Laboratories (d)	5,889,083	315,360
Allergan, Inc.	131,000	7,551
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
BioMimetic Therapeutics, Inc.	621,241	$ 9,710
Bristol-Myers Squibb Co.	5,115,200	161,436
Johnson & Johnson	4,260,700	262,544
Merck & Co., Inc.	16,087,350	801,150
Novo Nordisk AS Series B	511,200	55,781
Pfizer, Inc.	14,645,400	374,483
Roche Holding AG (participation certificate)	5,458,078	970,992
Schering-Plough Corp.	12,819,862	390,237
Shire PLC	1,736,000	42,897
Sirtris Pharmaceuticals, Inc.	759,886	7,500
Xenoport, Inc. (a)	438,010	19,456
		3,419,097
TOTAL HEALTH CARE		7,791,474
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.2%
General Dynamics Corp.	582,254	45,544
Lockheed Martin Corp.	4,097,195	385,669
Precision Castparts Corp.	404,300	49,066
Spirit AeroSystems Holdings, Inc. Class A	1,849,100	66,660
The Boeing Co.	2,876,674	276,621
United Technologies Corp.	853,400	60,532
		884,092
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (d)	8,558,225	449,478
Airlines - 0.3%
Republic Airways Holdings, Inc. (a)	1,210,417	24,632
Ryanair Holdings PLC sponsored ADR (a)	5,529,982	208,757
		233,389
Building Products - 0.1%
American Standard Companies, Inc.	899,100	53,029
Commercial Services & Supplies - 0.3%
Advisory Board Co. (a)	154,619	8,591
Covanta Holding Corp. (a)	463,100	11,415
Equifax, Inc.	948,695	42,141
Fuel Tech, Inc. (a)	412,653	14,133
IHS, Inc. Class A (a)	170,900	7,861
Interface, Inc. Class A	864,103	16,297
Kenexa Corp. (a)	851,567	32,113
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Stericycle, Inc. (a)	575,000	$ 25,565
Taleo Corp. Class A (a)	1,098,145	24,741
		182,857
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)(e)	6,702,454	385,458
Electrical Equipment - 2.2%
ABB Ltd. sponsored ADR	4,114,700	92,992
Cooper Industries Ltd. Class A (e)	12,274,241	700,736
First Solar, Inc.	193,500	17,278
JA Solar Holdings Co. Ltd. ADR	254,600	8,588
Prysmian SpA	1,054,900	25,642
Q-Cells AG (d)	3,289,581	285,782
Renewable Energy Corp. AS (d)	8,118,475	316,633
SolarWorld AG (d)	2,698,184	124,889
		1,572,540
Industrial Conglomerates - 0.2%
3M Co.	188,400	16,351
General Electric Co.	2,044,233	78,253
Hutchison Whampoa Ltd.	6,326,000	62,822
		157,426
Machinery - 2.3%
Bucyrus International, Inc. Class A	567,400	40,161
Cummins, Inc.	1,107,700	112,110
Danaher Corp.	8,173,609	617,107
Deere & Co.	304,000	36,705
Dover Corp.	303,900	15,544
IDEX Corp.	2,967,349	114,362
ITT Corp.	465,800	31,805
Kennametal, Inc.	94,800	7,776
PACCAR, Inc.	6,491,302	565,003
Pall Corp.	2,769,200	127,356
Valmont Industries, Inc.	180,005	13,097
		1,681,026
Marine - 0.0%
American Commercial Lines, Inc. (a)(d)	550,569	14,342
Kuehne & Nagel International AG	99,049	9,146
		23,488
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	1,269,400	108,077
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Canadian National Railway Co.	4,841,400	$ 246,331
Hertz Global Holdings, Inc.	832,300	22,114
Knight Transportation, Inc.	624,375	12,100
Landstar System, Inc.	216,089	10,426
Union Pacific Corp.	355,500	40,936
		439,984
TOTAL INDUSTRIALS		6,062,767
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	18,833,400	524,510
Corning, Inc. (a)	310,000	7,921
F5 Networks, Inc. (a)	766,460	61,777
Juniper Networks, Inc. (a)	445,496	11,213
Nice Systems Ltd. sponsored ADR	751,100	26,093
Nokia Corp. sponsored ADR	12,398,886	348,533
Polycom, Inc. (a)	1,370,182	46,038
QUALCOMM, Inc.	3,302,103	143,278
Research In Motion Ltd. (a)	2,980,003	595,971
Riverbed Technology, Inc.	1,144,636	50,158
		1,815,492
Computers & Peripherals - 6.3%
Apple, Inc. (a)	15,478,737	1,889,025
Dell, Inc. (a)	12,974,492	370,422
Diebold, Inc.	414,000	21,611
EMC Corp. (a)	5,897,900	106,752
Hewlett-Packard Co.	43,539,500	1,942,732
NCR Corp. (a)	2,308,300	121,278
Network Appliance, Inc. (a)	4,179,630	122,045
Sun Microsystems, Inc. (a)	9,696,424	51,003
		4,624,868
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	1,025,200	39,409
Amphenol Corp. Class A	5,998,760	213,856
FLIR Systems, Inc. (a)	3,116,903	144,157
Hon Hai Precision Industry Co. Ltd. (Foxconn)	17,539,285	152,143
Mettler-Toledo International, Inc. (a)	1,133,600	108,270
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Sunpower Corp. Class A (a)(d)	265,600	$ 16,746
Trimble Navigation Ltd. (a)	1,708,475	55,013
		729,594
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	6,923,492	336,759
Baidu.com, Inc. sponsored ADR (a)	450,718	75,712
Blinkx PLC	2,449,353	2,140
Google, Inc. Class A (sub. vtg.) (a)	6,193,304	3,241,448
NHN Corp.	159,566	29,103
Perficient, Inc. (a)	24,953	517
ValueClick, Inc. (a)	342,700	10,096
VistaPrint Ltd. (a)(e)	2,474,887	94,664
		3,790,439
IT Services - 1.8%
Accenture Ltd. Class A	6,480,500	277,949
Alliance Data Systems Corp. (a)	1,303,100	100,704
Cognizant Technology Solutions Corp. Class A (a)	1,012,966	76,064
ExlService Holdings, Inc.	399,100	7,479
Fidelity National Information Services, Inc.	614,800	33,371
Fiserv, Inc. (a)	134,900	7,662
Infosys Technologies Ltd. sponsored ADR	508,800	25,633
Mastercard, Inc. Class A (d)	2,073,250	343,890
Paychex, Inc.	2,799,821	109,529
SRA International, Inc. Class A (a)	3,726,200	94,124
The Western Union Co.	6,882,001	143,352
VeriFone Holdings, Inc. (a)	3,310,865	116,708
		1,336,465
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	145,000	5,617
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	1,327,200	29,371
Analog Devices, Inc.	1,062,100	39,977
Applied Materials, Inc.	4,725,800	93,902
ASML Holding NV (NY Shares) (a)	1,775,500	48,737
Cavium Networks, Inc.	496,810	11,238
Cypress Semiconductor Corp. (a)	336,400	7,835
FEI Co. (a)	725,459	23,548
Lam Research Corp. (a)	2,010,316	103,330
Linear Technology Corp.	2,613,381	94,552
Marvell Technology Group Ltd. (a)	15,008,875	273,312
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MediaTek, Inc.	569,000	$ 8,898
Microchip Technology, Inc.	428,500	15,872
NVIDIA Corp. (a)	642,800	26,554
Richtek Technology Corp.	759,000	12,055
Samsung Electronics Co. Ltd.	296,583	181,703
Tessera Technologies, Inc. (a)	551,844	22,377
Texas Instruments, Inc.	453,000	17,046
Xilinx, Inc.	530,000	14,188
		1,024,495
Software - 2.3%
Activision, Inc. (a)	1,882,151	35,140
Adobe Systems, Inc. (a)	7,212,108	289,566
Autonomy Corp. PLC (a)	2,449,353	35,414
BMC Software, Inc. (a)	2,422,950	73,415
Cadence Design Systems, Inc. (a)	1,381,665	30,341
CommVault Systems, Inc. (e)	4,249,287	73,385
Electronic Arts, Inc. (a)	581,100	27,498
McAfee, Inc. (a)	3,388,000	119,258
Nintendo Co. Ltd.	494,800	181,493
Nuance Communications, Inc. (a)(d)	7,585,357	126,903
Opsware, Inc. (a)(e)	6,189,520	58,862
Oracle Corp. (a)	15,085,900	297,343
Salesforce.com, Inc. (a)	2,638,474	113,085
The9 Ltd. sponsored ADR (a)	1,185,724	54,852
THQ, Inc. (a)	1,965,300	59,981
Ubisoft Entertainment SA (a)	1,439,057	76,249
Ultimate Software Group, Inc. (a)	482,769	13,967
		1,666,752
TOTAL INFORMATION TECHNOLOGY		14,993,722
MATERIALS - 5.4%
Chemicals - 2.0%
Airgas, Inc.	171,000	8,191
Bayer AG	4,804,432	361,774
Celanese Corp. Class A	220,000	8,532
Ecolab, Inc.	5,460,863	233,179
Monsanto Co.	4,437,904	299,736
Nalco Holding Co.	3,190,873	87,589
Potash Corp. of Saskatchewan, Inc.	529,000	41,246
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	5,221,172	$ 375,872
Rohm & Haas Co.	435,400	23,808
The Mosaic Co. (a)	1,305,600	50,945
		1,490,872
Metals & Mining - 3.3%
Agnico-Eagle Mines Ltd.	205,100	7,455
Allegheny Technologies, Inc.	385,319	40,412
Anglo American PLC ADR	12,777,404	374,889
Anglo Platinum Ltd.	88,531	14,581
Arcelor Mittal	1,831,929	114,312
BHP Billiton Ltd. sponsored ADR (d)	5,613,330	335,396
Companhia Vale do Rio Doce sponsored ADR	872,500	38,870
Compania de Minas Buenaventura SA sponsored ADR	1,251,500	46,881
Eldorado Gold Corp. (a)	9,022,400	52,851
First Quantum Minerals Ltd.	269,900	23,031
Freeport-McMoRan Copper & Gold, Inc. Class B	3,247,487	268,957
Goldcorp, Inc. (d)	11,870,623	281,819
Impala Platinum Holdings Ltd.	315,200	9,633
Ivanhoe Mines Ltd. (a)	11,592,900	164,330
Kinross Gold Corp. (a)	4,803,479	55,870
Lihir Gold Ltd. (a)	44,996,841	114,465
Newmont Mining Corp.	862,788	33,700
Nucor Corp.	1,613,651	94,641
POSCO sponsored ADR	1,146,300	137,556
Rio Tinto PLC (Reg.)	1,807,126	138,299
Steel Dynamics, Inc.	713,646	29,909
United States Steel Corp.	557,900	60,672
		2,438,529
Paper & Forest Products - 0.1%
Nine Dragons Paper (Holdings) Ltd.	29,805,000	69,450
TOTAL MATERIALS		3,998,851
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	34,118,033	1,415,898
Cbeyond, Inc. (a)	762,220	29,353
Hellenic Telecommunication Organization SA (OTE)	268,200	8,312
Iliad Group SA	291,860	29,625
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	10,015,794	$ 97,153
Telenor ASA sponsored ADR	1,272,896	75,101
		1,655,442
Wireless Telecommunication Services - 3.8%
America Movil SAB de CV Series L sponsored ADR	28,721,100	1,778,698
American Tower Corp. Class A (a)	813,894	34,184
Bharti Airtel Ltd. (a)	3,932,757	81,612
Cellcom Israel Ltd.	323,100	8,552
China Mobile (Hong Kong) Ltd. sponsored ADR	983,300	53,000
Clearwire Corp. (d)	1,326,055	32,396
Leap Wireless International, Inc. (a)	477,675	40,364
MetroPCS Communications, Inc.	1,283,333	42,401
NII Holdings, Inc. (a)(e)	8,569,911	691,935
Rogers Communications, Inc. Class B (non-vtg.)	1,419,800	60,537
		2,823,679
TOTAL TELECOMMUNICATION SERVICES		4,479,121
UTILITIES - 0.8%
Electric Utilities - 0.4%
E.ON AG sponsored ADR	1,715,900	95,473
Entergy Corp.	401,700	43,122
Exelon Corp.	951,600	69,086
FirstEnergy Corp.	799,700	51,765
		259,446
Gas Utilities - 0.1%
Energen Corp.	385,000	21,152
Questar Corp.	141,000	7,452
Southern Union Co.	2,384,130	77,699
		106,303
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	2,627,800	57,496
Constellation Energy Group, Inc.	203,285	17,720
International Power PLC	5,890,400	50,803
NRG Energy, Inc. (a)	345,200	14,350
		140,369
Multi-Utilities - 0.1%
Sempra Energy	617,320	36,564
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Veolia Environnement	293,986	$ 23,089
YTL Corp. BHD	16,252,000	38,835
		98,488
TOTAL UTILITIES		604,606
TOTAL COMMON STOCKS (Cost $47,201,289)		67,126,697
Convertible Bonds - 0.0%
	Principal Amount (000s)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (f)	$ 4,230	4,240
1.25% 2/1/14 (f)	3,530	3,525
		7,765
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. 1.25% 2/15/27	7,760	9,768
TOTAL CONVERTIBLE BONDS (Cost $15,520)		17,533
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	5,237,626,727	5,237,627
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	864,702,203	864,702
TOTAL MONEY MARKET FUNDS (Cost $6,102,329)		6,102,329
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,167)	5,169	$ 5,167
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $53,324,305)		73,251,726
NET OTHER ASSETS - 0.3%		244,268
NET ASSETS - 100%		$ 73,495,994
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 7,765,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,637,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,167,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 974
Bear Stearns & Co., Inc.	2,271
Lehman Brothers, Inc.	1,922
$ 5,167
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 126,225
Fidelity Securities Lending Cash Central Fund	7,939
Total	$ 134,164
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akamai Technologies, Inc.	$ 447,760	$ 28,429	$ 92,091	$ -	$ -
American Commercial Lines, Inc.	141,680	-	105,962	-	-
Arena Pharmaceuticals, Inc.	43,762	-	-	-	37,254
California Pizza Kitchen, Inc.	25,536	25,742	-	-	48,062
CommVault Systems, Inc.	-	74,087	-	-	73,385
Cooper Industries Ltd. Class A	497,976	61,881	-	-	700,736
J. Crew Group, Inc.	129,543	59,505	1,880	-	265,328
Jacobs Engineering Group, Inc.	143,128	161,388	7,453	-	385,458
Kyphon, Inc.	95,357	6,889	-	-	121,745
Medarex, Inc.	116,476	-	-	-	112,538
Nighthawk Radiology Holdings, Inc.	44,047	9,849	-	-	37,949
NII Holdings, Inc.	628,113	23,052	100,886	-	691,935
Opsware, Inc.	54,592	-	-	-	58,862
Panera Bread Co. Class A	140,063	-	142,154	-	-
Petroplus Holdings AG	134,674	114,939	-	-	385,561
Susser Holdings Corp.	16,957	2,994	-	-	18,366
Tim Hortons, Inc.	234,667	57,350	-	1,243	309,337
TreeHouse Foods, Inc.	79,336	17,304	-	-	83,019
VistaPrint Ltd.	52,539	35,481	-	-	94,664
Total	$ 3,026,206	$ 678,890	$ 450,426	$ 1,243	$ 3,424,199
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.6%
Canada	4.1%
Switzerland	2.5%
Mexico	2.5%
Bermuda	2.5%
United Kingdom	2.5%
Netherlands Antilles	1.6%
Germany	1.2%
Others (individually less than 1%)	7.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2007

Assets
Investment in securities, at value (including securities loaned of $846,575 and repurchase agreements of $5,167) - See accompanying schedule: Unaffiliated issuers (cost $45,052,142)	$ 63,725,198
Fidelity Central Funds (cost $6,102,329)	6,102,329
Other affiliated issuers (cost $2,169,834)	3,424,199
Total Investments (cost $53,324,305)		$ 73,251,726
Cash		53
Foreign currency held at value (cost $286)		286
Receivable for investments sold		590,632
Receivable for fund shares sold		693,451
Dividends receivable		58,255
Interest receivable		73
Distributions receivable from Fidelity Central Funds		22,316
Prepaid expenses		325
Other receivables		1,743
Total assets		74,618,860

Liabilities
Payable for investments purchased	$ 122,681
Payable for fund shares redeemed	78,039
Accrued management fee	43,376
Other affiliated payables	10,435
Other payables and accrued expenses	3,633
Collateral on securities loaned, at value	864,702
Total liabilities		1,122,866

Net Assets		$ 73,495,994
Net Assets consist of:
Paid in capital		$ 50,648,765
Undistributed net investment income		204,458
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,717,306
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,925,465
Net Assets, for 1,044,322 shares outstanding		$ 73,495,994
Net Asset Value, offering price and redemption price per share ($73,495,994 ÷ 1,044,322 shares)		$ 70.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007

Investment Income
Dividends (including $1,243 earned from other affiliated issuers)		$ 374,389
Interest		338
Income from Fidelity Central Funds		134,164
Total income		508,891

Expenses
Management fee Basic fee	$ 197,051
Performance adjustment	54,611
Transfer agent fees	59,827
Accounting and security lending fees	1,475
Custodian fees and expenses	1,430
Independent trustees' compensation	108
Appreciation in deferred trustee compensation account	2
Registration fees	(455)
Audit	221
Legal	123
Interest	4
Miscellaneous	170
Total expenses before reductions	314,567
Expense reductions	(3,087)	311,480
Net investment income (loss)		197,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,796,436
Other affiliated issuers	54,325
Foreign currency transactions	(783)
Total net realized gain (loss)		2,849,978
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,789)	3,036,900
Assets and liabilities in foreign currencies	(40)
Total change in net unrealized appreciation (depreciation)		3,036,860
Net gain (loss)		5,886,838
Net increase (decrease) in net assets resulting from operations		$ 6,084,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 197,411	$ 401,287
Net realized gain (loss)	2,849,978	6,309,858
Change in net unrealized appreciation (depreciation)	3,036,860	323,789
Net increase (decrease) in net assets resulting from operations	6,084,249	7,034,934
Distributions to shareholders from net investment income	-	(378,165)
Distributions to shareholders from net realized gain	(702,691)	(6,270,983)
Total distributions	(702,691)	(6,649,148)
Share transactions Proceeds from sales of shares	5,035,599	12,219,016
Reinvestment of distributions	689,699	6,514,186
Cost of shares redeemed	(6,187,134)	(10,685,444)
Net increase (decrease) in net assets resulting from share transactions	(461,836)	8,047,758
Total increase (decrease) in net assets	4,919,722	8,433,544

Net Assets
Beginning of period	68,576,272	60,142,728
End of period (including undistributed net investment income of $204,458 and undistributed net investment income of $14,332, respectively)	$ 73,495,994	$ 68,576,272
Other Information Shares
Sold	74,494	183,232
Issued in reinvestment of distributions	10,411	100,360
Redeemed	(92,276)	(160,606)
Net increase (decrease)	(7,371)	122,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30,	Years ended December 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 65.21	$ 64.76	$ 56.74	$ 49.35	$ 38.60	$ 42.77
Income from Investment Operations
Net investment income (loss) E	.19	.41	.27	.04	- I	.06
Net realized and unrealized gain (loss)	5.65	6.92	8.95	7.40	10.79	(4.18)
Total from investment operations	5.84	7.33	9.22	7.44	10.79	(4.12)
Distributions from net investment income	-	(.39)	(.23)	(.05)	(.04)	(.05)
Distributions from net realized gain	(.67)	(6.49)	(.97)	-	-	-
Total distributions	(.67)	(6.88)	(1.20)	(.05)	(.04)	(.05)
Net asset value, end of period	$ 70.38	$ 65.21	$ 64.76	$ 56.74	$ 49.35	$ 38.60
Total Return B, C, D	9.02%	11.54%	16.23%	15.07%	27.95%	(9.63)%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	.90%	.91%	.94%	1.00%	1.03%
Expenses net of fee waivers, if any	.89% A	.90%	.91%	.94%	1.00%	1.03%
Expenses net of all reductions	.89% A	.89%	.88%	.92%	.98%	.99%
Net investment income (loss)	.56% A	.62%	.46%	.08%	.01%	.14%
Supplemental Data
Net assets, end of period (in millions)	$ 73,496	$ 68,576	$ 60,143	$ 44,477	$ 35,933	$ 27,586
Portfolio turnover rate G	67% A	76%	60%	64%	67%	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,190,012
Unrealized depreciation	(343,142)
Net unrealized appreciation (depreciation)	$ 19,846,870
Cost for federal income tax purposes	$ 53,404,856

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,849,684 and $24,029,628, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $123 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $84 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,939.

Semiannual Report

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,653. The weighted average interest rate was 5.56%. The interest expense amounted to $4 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,398 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $68 and $1,606, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2007, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 15, 2007

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CON-USAN-0807
1.787777.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 16, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 16, 2007